UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05634
Morgan Stanley Global Strategist Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2011
Date of reporting period: January 31, 2011

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Global Strategist Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2011

Total Return for the 6 Months Ended January 31, 2011

Morgan
Stanley
				Capital	Barclays
				International	Capital	Lipper
				(MSCI) All	U.S.	Flexible
				Country	Government/	Portfolio
				World	Credit	Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]	Index[3]
10.89%	10.47%	10.40%	10.94%	16.77%	0.00%	13.73%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Global equities rallied during the six-month period ended January 31, 2011, as additional quantitative easing by central banks and improving economic conditions outweighed sovereign debt concerns in Europe and rising inflation in emerging market nations. Throughout the third quarter of 2010, risk aversion stemming from disappointing economic data releases and exhilaration resulting from central bank intervention caused financial market sentiment to oscillate from bearishness to bullishness.

While the market’s advance in July was offset by a retreat in August, September’s rally propelled equities to positive overall returns for the third calendar quarter of 2010. Looking at the details, global equities bounced sharply off their lows in early July as positive European bank stress test results seemingly signaled that the worst of the European debt crisis had passed. However, sovereign debt rating cuts and outlook downgrades within the eurozone reignited European sovereign debt fears, elevating risk spreads back to peak crisis levels. In response to this weakening backdrop, the U.S. Federal Reserve announced it would reinvest its maturing agency and mortgage-backed securities into U.S. Treasury notes, offering additional quantitative easing measures if it became necessary. Throughout December 2010 and January 2011, sentiment improved once again, as resurgent global economic data, a renewed merger and acquisition cycle, and corporate profitability all provided investors with greater confidence going into the New Year.

In the U.S., sentiment became extremely bullish as leading indicators posted strong quarterly gains and initial jobless claims fell to a two-year low. In addition, the Federal Reserve formally announced a $600 billion plan to purchase Treasuries, while Congress passed an extension of the Bush-era tax cuts. In response to an improving economic backdrop, strategists and analysts began to raise their forecasts for 2011, further driving equity prices higher. Elsewhere, emerging market nations continued to face rising inflationary concerns on the back of spiking commodity prices. In response, local governments began tightening monetary policy, raising concerns that global growth would slow.

Performance Analysis

All share classes of Morgan Stanley Global Strategist Fund outperformed the Barclays Capital U.S.

Government/Credit Index but underperformed the MSCI All Country World Index (the “Index”) and the Lipper Flexible Portfolio Funds Index for the six months ended January 31, 2011, assuming no deduction of applicable sales charges.

The Fund’s underperformance versus the all-equity benchmark (MSCI All Country World Index) can be directly attributed to its asset allocation mandate and lower volatility and risk profile. The Fund’s underperformance versus the Lipper Flexible Portfolio Funds Index can be directly attributed to the Fund’s higher exposure to non-U.S. equities and fixed income, as well as its lower risk profile when compared to its peers within this category. Finally, the Fund’s outperformance versus the Barclays Capital U.S. Government/Credit Index can be attributed to its exposure to both global equities and commodities.

The Fund maintained a relatively balanced asset allocation blend throughout the period under review, with global equity exposures ranging from 58 percent to 63 percent, global fixed income exposures ranging from 27 percent to 33 percent, commodity exposure ranging from 2 percent to 4 percent and cash equivalents ranging from 5 percent to 7 percent. The Fund exited January 2011 with global equity exposures at approximately 61.2 percent of total Fund assets, fixed income exposures of approximately 29.2 percent of total assets, diversified commodity exposures of approximately 3.5 percent of total assets and cash equivalents of approximately 6.1 percent of total assets.

Factors that contributed positively to the period’s performance versus the MSCI All Country World Index included equity relative exposures by geography (overweights to the U.S., Germany and Hong Kong) and global sector weights (overweights to information technology and materials).

Factors that detracted from performance included the Fund’s asset allocation weights (exposures to fixed income and cash equivalents), an overweight in Japanese equities, and an overweight to more defensive, dividend-paying large capitalization equities.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 01/31/11
Deutsche Bank AG London (Series 0005) (144A)	3.5%
U.S. Treasury Note	1.1
Financial Select Sector SPDR Fund (ETF)	1.1
U.S. Treasury Bond	0.8
Japan Government Thirty Year Bond (Series 11)	0.7
United Kingdom Gilt	0.6
Japan Government Ten Year Bond (Series 294)	0.6
Bundesrepublik Deutschland (Series 08)	0.6
Exxon Mobil Corp.	0.6
Bundesrepublik Deutschland (Series 03)	0.6

PORTFOLIO COMPOSITION† as of 01/31/11
Common Stocks	52.0%
Short-Term Investments	15.6
Foreign Government Obligations	11.8
Corporate Notes/Bonds	8.2
U.S. Government Agencies & Obligations	6.4
Commodity-Linked Securities	3.5
Other Securities	2.5

† Does not include open long/short futures contracts with an underlying face amount of $179,065,778 and net unrealized appreciation of $582,856. Also does not include open swap contracts with net unrealized depreciation of $1,205,809 and open foreign currency exchange contracts with net unrealized appreciation of $525,901.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings are as a percentage of net assets and portfolio composition are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund’s Investment Adviser, Morgan Stanley Investment Advisors Inc., seeks to achieve the Fund’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts (“REITs”), and rights and warrants to purchase equity securities. Fixed income securities may include mortgage-related or mortgage-backed securities, floating rate securities, inflation-linked fixed income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies, or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC’ at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2011

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/31/88)		(since 07/28/97)		(since 07/28/97)
Symbol	SRTAX		SRTBX		SRTCX		SRTDX
1 Year	14.85%[4]		13.99%[4]		13.93%[4]		15.03%[4]
	8.82	[5]	9.13	[5]	12.96	[5]	—
5 Years	4.25	[4]	3.47	[4]	3.48	[4]	4.51	[4]
	3.14	[5]	3.17	[5]	3.48	[5]	—
10 Years	3.62	[4]	2.98	[4]	2.84	[4]	3.86	[4]
	3.06	[5]	2.98	[5]	2.84	[5]	—
Since Inception	5.66	[4]	8.60	[4]	4.86	[4]	5.91	[4]
	5.24	[5]	8.60	[5]	4.86	[5]	—
Gross Expense Ratio	0.94		1.69		1.69		0.69

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Flexible Portfolio Funds classification as of the date of this report.

(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/10 – 01/31/11.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			08/01/10 –
	08/01/10	01/31/11	01/31/11
Class A
Actual (10.89% return)	$1,000.00	$1,108.90	$5.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.37	$4.89
Class B
Actual (10.47% return)	$1,000.00	$1,104.70	$9.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.59	$8.69
Class C
Actual (10.40% return)	$1,000.00	$1,104.00	$9.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.59	$8.69
Class I
Actual (10.94% return)	$1,000.00	$1,109.40	$3.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.63	$3.62

@	Expenses are equal to the Fund’s annualized expense ratios of 0.96%, 1.71%, 1.71% and 0.71% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.98%, 1.73%, 1.73% and 0.73% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (52.3%)
	Australia (2.4%)
	Air Freight & Logistics
11,045	Toll Holdings Ltd.	$64,776

	Beverages
8,808	Coca-Cola Amatil Ltd.	98,958
42,869	Foster’s Group Ltd.	241,809

		340,767

	Biotechnology
8,567	CSL Ltd.	318,235

	Capital Markets
5,106	Macquarie Group Ltd.	207,774

	Chemicals
6,321	DuluxGroup Ltd.	16,903
25,937	Incitec Pivot Ltd.	111,792
6,321	Orica Ltd.	160,274

		288,969

	Commercial Banks
40,234	Australia & New Zealand Banking Group Ltd.	952,649
21,794	Commonwealth Bank of Australia	1,143,508
33,535	National Australia Bank Ltd.	827,593
42,901	Westpac Banking Corp.	987,084

		3,910,834

	Commercial Services & Supplies
21,517	Brambles Ltd.	154,450

	Construction & Engineering
2,526	Leighton Holdings Ltd.	79,675

	Containers & Packaging
19,058	Amcor Ltd.	131,073

	Diversified Financial Services
2,973	ASX Ltd.	110,751

	Diversified Telecommunication Services
74,883	Telstra Corp., Ltd.	209,513

	Energy Equipment & Services
3,060	WorleyParsons Ltd.	84,773

	Food & Staples Retailing
15,794	Wesfarmers Ltd.	535,627
2,975	Wesfarmers Ltd. (PPS)	102,316
19,351	Woolworths Ltd.	515,694

		1,153,637

	Health Care Equipment & Supplies
963	Cochlear Ltd.	74,243

	Health Care Providers & Services
5,936	Sonic Healthcare Ltd.	70,774

	Hotels, Restaurants & Leisure
11,102	Crown Ltd.	95,331
10,695	TABCORP Holdings Ltd.	74,261

		169,592

	Information Technology Services
8,106	Computershare Ltd.	81,700

	Insurance
36,890	AMP Ltd.	196,447
16,910	AXA Asia Pacific Holdings Ltd.	108,618
38,253	Insurance Australia Group Ltd.	145,514
20,506	QBE Insurance Group Ltd.	358,704
19,706	Suncorp Group Ltd.	169,038

		978,321

	Media
48,903	Fairfax Media Ltd.	66,040

	Metals & Mining
55,519	Alumina Ltd.	132,722
50,465	BHP Billiton Ltd.	2,242,743
33,335	BlueScope Steel Ltd.	70,798

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
20,937	Fortescue Metals Group Ltd. (a)	$134,366
7,192	Newcrest Mining Ltd.	269,028
21,424	OneSteel Ltd.	58,405
6,652	Rio Tinto Ltd.	566,724

		3,474,786

	Multi-Utilities
6,836	AGL Energy Ltd.	101,401

	Oil, Gas & Consumable Fuels
13,584	Origin Energy Ltd.	223,221
13,674	Santos Ltd.	184,922
8,905	Woodside Petroleum Ltd.	371,312

		779,455

	Real Estate Investment Trusts (REITs)
81,393	Dexus Property Group (Stapled Securities) (b)	67,500
100,489	Goodman Group (Stapled Securities) (b)	66,757
33,564	GPT Group (Stapled Securities) (b)	99,163
48,193	Mirvac Group (Stapled Securities) (b)(c)	59,704
35,586	Stockland (Stapled Securities) (b)(c)	127,932
32,351	Westfield Group (Stapled Securities) (b)(c)	316,958
32,351	Westfield Retail Trust (a)	85,435

		823,449

	Real Estate Management & Development
11,065	Lend Lease Group (Stapled Securities) (b)(c)	97,384

	Road & Rail
45,245	Asciano Ltd. (Stapled Securities) (a)(b)(c)	72,571

	Transportation Infrastructure
20,053	Transurban Group (Stapled Securities) (b)	104,516

	Total Australia	13,949,459

	Austria (0.0%)
	Commercial Banks
2,163	Erste Group Bank AG	108,383

	Metals & Mining
1,329	Voestalpine AG	59,782

	Real Estate Management & Development
3,664	Immofinanz AG (a)	16,171

	Total Austria	184,336

	Belgium (0.2%)
	Beverages
7,523	Anheuser-Busch InBev N.V.	416,215

	Chemicals
1,567	Umicore SA	80,565

	Commercial Banks
1,156	KBC Groep N.V. (a)	46,242

	Diversified Financial Services
2,466	Groupe Bruxelles Lambert SA	221,951

	Food & Staples Retailing
3,851	Delhaize Group SA	304,524

	Insurance
25,432	Ageas	72,020

	Total Belgium	1,141,517

	Bermuda (0.1%)
	Capital Markets
2,299	Invesco Ltd.	56,877

	Distributors
20,000	Li & Fung Ltd. (d)	130,153

	Energy Equipment & Services
5,089	Seadrill Ltd.	167,213

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Food Products
700	Bunge Ltd.	$47,649

	Insurance
3,854	Partnerre Ltd.	315,566

	Real Estate Management & Development
7,000	Kerry Properties Ltd. (d)	37,281

	Specialty Retail
7,900	Esprit Holdings Ltd. (d)	37,469

	Total Bermuda	792,208

	Brazil (0.4%)
	Commercial Banks
7,700	Banco do Brasil SA	137,468
7,600	Banco Santander Brasil SA (Units) (c)	88,130

		225,598

	Diversified Financial Services
18,100	BM&F Bovespa SA	126,498

	Food Products
9,300	BRF – Brasil Foods SA	152,587

	Household Durables
3,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes	38,654
10,800	PDG Realty SA Empreendimentos e Participacoes	59,736

		98,390

	Information Technology Services
8,500	Cielo SA	63,076
5,100	Redecard SA	63,026

		126,102

	Metals & Mining
13,100	Cia Siderurgica Nacional SA	217,685
4,100	Usinas Siderurgicas de Minas Gerais SA	61,465
18,100	Vale SA	619,783

		898,933

	Oil, Gas & Consumable Fuels
17,000	OGX Petroleo e Gas Participacoes SA (a)	175,512
31,100	Petroleo Brasileiro SA	560,638

		736,150

	Personal Products
3,800	Natura Cosmeticos SA	97,339

	Road & Rail
5,500	All America Latina Logistica SA	46,456

	Transportation Infrastructure
3,700	Cia de Concessoes Rodoviarias	102,169

	Total Brazil	2,610,222

	Canada (2.6%)
	Aerospace & Defense
19,400	Bombardier, Inc.	110,431

	Auto Components
3,400	Magna International, Inc. (Class A)	198,530

	Capital Markets
2,800	IGM Financial, Inc.	118,868

	Chemicals
2,200	Agrium, Inc.	194,372
3,800	Potash Corp. of Saskatchewan, Inc.	673,211

		867,583

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Commercial Banks
7,100	Bank of Montreal	$409,685
12,400	Bank of Nova Scotia	699,160
5,200	Canadian Imperial Bank of Commerce	396,069
2,100	National Bank of Canada	146,403
17,100	Royal Bank of Canada	916,691
11,300	Toronto-Dominion Bank (The)	845,906

		3,413,914

	Communications Equipment
6,300	Research In Motion Ltd. (a)	371,136

	Construction & Engineering
2,800	SNC-Lavalin Group, Inc.	164,055

	Diversified Telecommunication Services
7,200	BCE, Inc.	261,511

	Electric Utilities
2,000	Fortis, Inc.	68,907

	Food & Staples Retailing
3,500	Shoppers Drug Mart Corp.	128,836

	Hotels, Restaurants & Leisure
4,300	Tim Hortons, Inc.	175,976

	Independent Power Producers & Energy Traders
3,400	TransAlta Corp.	70,217

	Insurance
300	Fairfax Financial Holdings Ltd.	114,445
6,200	Great-West Lifeco, Inc.	160,611
1,900	Intact Financial Corp.	95,726
24,700	Manulife Financial Corp.	430,434
5,500	Power Corp. of Canada	148,245
5,200	Power Financial Corp.	154,699
8,000	Sun Life Financial, Inc.	251,740

		1,355,900

	Media
5,200	Shaw Communications, Inc.	109,780
5,100	Thomson Reuters Corp.	203,725

		313,505

	Metals & Mining
2,300	Agnico-Eagle Mines Ltd.	157,429
13,100	Barrick Gold Corp.	621,019
7,400	Eldorado Gold Corp.	118,905
1,400	First Quantum Minerals Ltd.	161,971
9,800	Goldcorp, Inc.	393,331
11,900	Kinross Gold Corp.	198,016
4,800	Silver Wheaton Corp. (a)	148,072
6,500	Teck Resources Ltd.	393,694
10,100	Yamana Gold, Inc.	113,674

		2,306,111

	Oil, Gas & Consumable Fuels
5,600	Cameco Corp.	232,143
14,400	Canadian Natural Resources Ltd.	642,093
3,500	Canadian Oil Sands Ltd.	96,085
10,000	Cenovus Energy, Inc.	345,534
2,700	Crescent Point Energy Corp.	119,314
5,800	Enbridge, Inc.	336,294
10,500	Encana Corp.	338,378
3,600	Husky Energy, Inc.	97,069
3,500	Imperial Oil Ltd.	156,064
8,200	Nexen, Inc.	205,952
5,700	Penn West Petroleum Ltd.	155,913
1,400	Petrobank Energy & Resources Ltd. (a)	32,856
861	Petrominerales Ltd.	33,568
19,800	Suncor Energy, Inc.	819,801
14,200	Talisman Energy, Inc.	325,309
8,800	TransCanada Corp.	321,206
822	Ultra Petroleum Corp. (a)	39,234

		4,296,813

	Real Estate Management & Development
7,500	Brookfield Asset Management, Inc. (Class A)	244,919

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
5,800	Brookfield Properties Corp.	$101,769

		346,688

	Road & Rail
6,100	Canadian National Railway Co.	413,570
2,300	Canadian Pacific Railway Ltd.	154,283

		567,853

	Wireless Telecommunication Services
5,400	Rogers Communications, Inc. (Class B)	188,583

	Total Canada	15,325,417

	Cayman Islands (0.0%)
	Hotels, Restaurants & Leisure
28,400	Sands China Ltd. (a)(d)	70,379

	Cyprus (0.0%)
	Commercial Banks
12,308	Bank of Cyprus Public Co. Ltd.	52,099

	Denmark (0.2%)
	Beverages
2,249	Carlsberg A/S (Class B)	223,985

	Chemicals
552	Novozymes A/S (B Shares)	76,555

	Commercial Banks
9,499	Danske Bank A/S (a)	254,919

	Electrical Equipment
2,982	Vestas Wind Systems A/S (a)	102,789

	Marine
25	A P Moller-Maersk A/S (Class B)	242,927

	Pharmaceuticals
1,930	Novo Nordisk A/S (Class B)	217,980

	Total Denmark	1,119,155

	Finland (0.2%)
	Auto Components
1,220	Nokian Renkaat OYJ	44,155

	Communications Equipment
41,228	Nokia Oyj	441,229

	Electric Utilities
6,095	Fortum Oyj	187,826

	Insurance
4,004	Sampo Oyj (Class A)	117,803

	Machinery
2,572	Kone Oyj (Class B)	140,136

	Paper & Forest Products
11,434	UPM-Kymmene Oyj	235,909

	Total Finland	1,167,058

	France (1.9%)
	Aerospace & Defense
1,262	Thales SA	46,882

	Auto Components
1,913	Compagnie Generale des Etablissements Michelin (Class B)	139,228

	Automobiles
745	Renault SA (a)	48,690

	Beverages
1,992	Pernod-Ricard SA	189,824

	Building Products
2,518	Compagnie de Saint-Gobain	145,751

	Chemicals
3,073	Air Liquide SA	383,615

	Commercial Banks
16,294	BNP Paribas	1,217,913
10,819	Credit Agricole SA	160,004
12,827	Societe Generale	829,337

		2,207,254

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Construction & Engineering
2,866	Bouygues SA	$133,360
5,492	Vinci SA	317,701

		451,061

	Construction Materials
3,982	Lafarge SA	235,841

	Diversified Telecommunication Services
23,872	France Telecom SA	521,782

	Electric Utilities
3,650	EDF SA	160,820

	Electrical Equipment
4,172	Alstom SA	233,002

	Energy Equipment & Services
1,665	Technip SA	161,681

	Food & Staples Retailing
5,630	Carrefour SA	276,002

	Food Products
5,340	Danone SA	321,430

	Health Care Equipment & Supplies
1,811	Cie Generale d’Optique Essilor International SA	121,021

	Hotels, Restaurants & Leisure
1,449	Sodexo	99,809

	Information Technology Services
2,091	Cap Gemini SA	105,588

	Insurance
16,930	AXA SA	358,316

	Machinery
2,524	Vallourec SA	274,353

	Media
1,498	Publicis Groupe SA	77,124
17,315	Vivendi SA	495,923

		573,047

	Multi-Utilities
12,698	GDF Suez	503,598
4,572	Suez Environnement Co.	94,578
5,313	Veolia Environnement SA	165,970

		764,146

	Multiline Retail
1,608	PPR	257,191

	Oil, Gas & Consumable Fuels
20,458	Total SA	1,197,277

	Personal Products
2,915	L’Oreal SA	338,678

	Pharmaceuticals
11,473	Sanofi-Aventis SA	782,718

	Real Estate Investment Trusts (REITs)
86	ICADE	9,333
1,957	Unibail-Rodamco SE	373,795

		383,128

	Textiles, Apparel & Luxury Goods
1,036	Christian Dior SA	142,332
506	Hermes International	102,180
3,032	LVMH Moet Hennessy Louis Vuitton SA	473,095

		717,607

	Total France	11,495,742

	Germany (1.6%)
	Air Freight & Logistics
15,717	Deutsche Post AG (Registered Shares)	288,599

	Auto Components
532	Continental AG (a)	41,848

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Automobiles
3,513	Bayerische Motoren Werke AG	$269,571
6,743	Daimler AG (a)	492,970
324	Volkswagen AG	49,229

		811,770

	Capital Markets
11,650	Deutsche Bank AG (Registered Shares)	687,887

	Chemicals
11,615	BASF SE	893,703
1,711	K+S AG	126,369
1,060	Lanxess AG	77,093
1,898	Linde AG	276,694

		1,373,859

	Commercial Banks
17,501	Commerzbank AG (a)	133,248

	Diversified Financial Services
1,518	Deutsche Boerse AG	115,073

	Diversified Telecommunication Services
38,920	Deutsche Telecom AG (Registered Shares)	518,740

	Electric Utilities
20,153	E.ON AG	672,774

	Health Care Providers & Services
2,175	Fresenius Medical Care AG & Co. KGaA	127,282
1,482	Fresenius SE & Co. KGaA	129,214

		256,496

	Household Products
2,028	Henkel AG & Co. KGaA	104,268

	Industrial Conglomerates
10,081	Siemens AG (Registered Shares)	1,291,470

	Insurance
5,106	Allianz SE (Registered Shares)	709,282
2,137	Muenchener Rueckversicherungs AG (Registered Shares)	334,769

		1,044,051

	Metals & Mining
5,591	ThyssenKrupp AG	226,728

	Multi-Utilities
4,067	RWE AG	292,869

	Personal Products
1,091	Beiersdorf AG	59,770

	Pharmaceuticals
8,038	Bayer AG (Registered Shares)	592,773

	Semiconductors & Semiconductor Equipment
14,309	Infineon Technologies AG (a)	151,302

	Software
13,756	SAP AG	794,653

	Textiles, Apparel & Luxury Goods
2,893	Adidas AG	180,142

	Total Germany	9,638,320

	Greece (0.0%)
	Commercial Banks
6,517	Alpha Bank AE (a)	38,159
10,866	National Bank of Greece SA (a)	104,946

	Total Greece	143,105

	Hong Kong (0.4%)
	Commercial Banks
15,200	Bank of East Asia Ltd.	65,722
36,500	BOC Hong Kong Holdings Ltd.	117,347
11,500	Hang Seng Bank Ltd.	190,339

		373,408

	Diversified Financial Services
9,700	Hong Kong Exchanges and Clearing Ltd.	224,070

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Electric Utilities
19,000	CLP Holdings Ltd.	$154,391
14,500	Hongkong Electric Holdings Ltd.	91,827

		246,218

	Gas Utilities
36,000	Hong Kong & China Gas Co., Ltd.	81,575

	Industrial Conglomerates
21,000	Hutchison Whampoa Ltd.	246,012

	Insurance
67,200	AIA Group Ltd. (a)	185,687

	Real Estate Investment Trusts (REITs)
19,000	Link REIT (The)	59,738

	Real Estate Management & Development
14,000	Cheung Kong Holdings Ltd.	231,672
8,000	Hang Lung Group Ltd.	50,760
22,000	Hang Lung Properties Ltd.	96,253
11,000	Henderson Land Development Co., Ltd.	76,065
26,000	New World Development Ltd.	49,025
18,000	Sino Land Co., Ltd.	34,176
13,000	Sun Hung Kai Properties Ltd.	216,037
6,500	Swire Pacific Ltd. (Class A)	102,667
12,000	Wharf Holdings Ltd.	91,065
10,000	Wheelock & Co. Ltd.	40,378

		988,098

	Road & Rail
15,000	MTR Corp.	54,694

	Total Hong Kong	2,459,500

	Indonesia (0.2%)
	Automobiles
29,000	Astra International Tbk PT	156,828

	Commercial Banks
169,000	Bank Central Asia Tbk PT	105,603
46,500	Bank Danamon Indonesia Tbk PT	30,599
103,500	Bank Mandiri Tbk PT	68,108
70,000	Bank Negara Indonesia Persero Tbk PT	24,969
161,000	Bank Rakyat Indonesia Persero Tbk PT	86,929

		316,208

	Construction Materials
20,500	Indocement Tunggal Prakarsa Tbk PT	30,701
56,000	Semen Gresik Persero Tbk PT	47,984

		78,685

	Diversified Telecommunication Services
131,000	Telekomunikasi Indonesia Tbk PT	109,567

	Food Products
69,000	Indofood Sukses Makmur Tbk PT	35,846

	Gas Utilities
159,000	Perusahaan Gas Negara PT	74,633

	Household Products
19,000	Unilever Indonesia Tbk PT	31,618

	Machinery
23,000	United Tractors Tbk PT	54,283

	Oil, Gas & Consumable Fuels
153,800	Adaro Energy Tbk PT	38,259
257,500	Bumi Resources Tbk PT	78,862
6,000	Indo Tambangraya Megah PT	30,713
12,500	Tambang Batubara Bukit Asam Tbk PT	27,292

		175,126

	Tobacco
9,500	Gudang Garam Tbk PT	39,128

	Total Indonesia	1,071,922

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Ireland (0.1%)
	Health Care Equipment & Supplies
7,518	Covidien PLC	$356,879

	Information Technology Services
4,600	Accenture Ltd. (Class A)	236,762

	Machinery
600	Ingersoll-Rand PLC	28,320

	Total Ireland	621,961

	Israel (0.4%)
	Pharmaceuticals
44,100	Teva Pharmaceutical Industries Ltd. (ADR)	2,410,065

	Italy (0.5%)
	Aerospace & Defense
4,799	Finmeccanica SpA	64,808

	Automobiles
5,386	Fiat SpA	52,430

	Commercial Banks
96,344	Intesa Sanpaolo SpA	320,501
84,588	UniCredit SpA	209,484
8,530	Unione di Banche Italiane ScpA	88,307

		618,292

	Diversified Telecommunication Services
302,129	Telecom Italia SpA	396,119

	Electric Utilities
81,439	Enel SpA	460,168

	Energy Equipment & Services
4,324	Saipem SpA	216,797

	Gas Utilities
44,069	Snam Rete Gas SpA	231,204

	Insurance
14,818	Assicurazioni Generali SpA	323,164

	Machinery
5,386	Fiat Industrial SpA (a)	72,894

	Oil, Gas & Consumable Fuels
31,470	Eni SpA	744,943

	Total Italy	3,180,819

	Japan (4.8%)
	Air Freight & Logistics
9,000	Yamato Holdings Co., Ltd.	136,305

	Auto Components
3,700	Aisin Seiki Co., Ltd.	140,163
9,000	Bridgestone Corp.	172,514
8,500	Denso Corp.	312,192
3,600	Toyota Industries Corp.	114,325

		739,194

	Automobiles
20,695	Honda Motor Co., Ltd. (ADR)	901,060
24,000	Mazda Motor Corp.	70,579
97,000	Mitsubishi Motors Corp. (a)	134,515
33,300	Nissan Motor Co., Ltd.	335,862
5,600	Suzuki Motor Corp.	135,153
38,200	Toyota Motor Corp.	1,579,969

		3,157,138

	Beverages
4,800	Asahi Breweries Ltd.	89,995
13,000	Kirin Holdings Co., Ltd.	174,626

		264,621

	Building Products
15,000	Asahi Glass Co., Ltd.	186,536
3,500	Daikin Industries Ltd.	121,633
5,300	JS Group Corp.	115,711

		423,880

	Capital Markets
31,000	Daiwa Securities Group, Inc.	152,598
49,000	Nomura Holdings, Inc.	297,119

		449,717

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Chemicals
26,000	Asahi Kasei Corp.	$177,098
3,000	JSR Corp.	61,688
5,000	Kuraray Co., Ltd.	70,041
20,000	Mitsubishi Chemical Holdings Corp.	139,148
2,200	Nitto Denko Corp.	109,383
4,300	Shin-Etsu Chemical Co., Ltd.	241,485
22,000	Sumitomo Chemical Co., Ltd.	114,327
26,000	Toray Industries, Inc.	172,078

		1,085,248

	Commercial Banks
22,000	Bank of Yokohama Ltd. (The)	109,965
14,000	Chiba Bank Ltd. (The)	87,009
193,500	Mizuho Financial Group, Inc.	371,771
7,600	Resona Holdings, Inc.	39,123
12,000	Shizuoka Bank Ltd. (The)	109,804
18,100	Sumitomo Mitsui Financial Group, Inc.	614,629
25,000	Sumitomo Trust & Banking Co., Ltd. (The)	150,511

		1,482,812

	Commercial Services & Supplies
11,000	Dai Nippon Printing Co., Ltd.	150,051
2,800	Secom Co., Ltd.	131,811
11,000	Toppan Printing Co., Ltd.	99,779

		381,641

	Computers & Peripherals
25,000	Fujitsu Ltd.	155,374
58,000	Toshiba Corp.	342,209

		497,583

	Construction & Engineering
3,000	JGC Corp.	73,532

	Diversified Financial Services
1,380	ORIX Corp.	135,864

	Diversified Telecommunication Services
8,000	Nippon Telegraph & Telephone Corp.	371,721

	Electric Utilities
7,800	Chubu Electric Power Co., Inc.	194,916
3,700	Chugoku Electric Power Co., Inc. (The)	76,710
4,200	Hokkaido Electric Power Co., Inc.	87,257
3,900	Hokuriku Electric Power Co.	95,093
6,200	Kansai Electric Power Co., Inc. (The)	153,260
3,900	Kyushu Electric Power Co., Inc.	87,665
5,800	Shikoku Electric Power Co.	171,315
6,600	Tohoku Electric Power Co., Inc.	146,697
13,700	Tokyo Electric Power Co., Inc. (The)	332,933

		1,345,846

	Electrical Equipment
27,000	Mitsubishi Electric Corp.	297,221
1,400	Nidec Corp.	131,652
23,800	Sumitomo Electric Industries Ltd.	344,771

		773,644

	Electronic Equipment, Instruments & Components
7,800	FUJIFILM Holdings Corp.	283,378
66,000	Hitachi Ltd.	365,714
5,000	Hoya Corp.	117,557
2,000	Ibiden Co., Ltd.	67,400
600	Keyence Corp.	158,913
2,100	Kyocera Corp.	217,960
2,900	Murata Manufacturing Co., Ltd.	219,317
6,000	Nippon Electric Glass Co., Ltd.	90,027
2,800	Omron Corp.	71,866
1,400	TDK Corp.	91,670

		1,683,802

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Food & Staples Retailing
11,600	Aeon Co., Ltd.	$145,656
11,300	Seven & I Holdings Co., Ltd.	291,950

		437,606

	Food Products
15,000	Ajinomoto Co., Inc.	165,921

	Gas Utilities
38,000	Osaka Gas Co., Ltd.	143,690
34,000	Tokyo Gas Co., Ltd.	148,193

		291,883

	Health Care Equipment & Supplies
3,500	Olympus Corp.	97,913
2,900	Terumo Corp.	149,842

		247,755

	Household Durables
25,300	Panasonic Corp.	345,800
12,000	Sekisui House Ltd.	116,637
15,000	Sharp Corp.	155,143
13,635	Sony Corp. (ADR)	468,226

		1,085,806

	Household Products
2,400	Unicharm Corp.	92,768

	Independent Power Producers & Energy Traders
2,700	Electric Power Development Co., Ltd.	83,657

	Industrial Conglomerates
31,000	Hankyu Hanshin Holdings, Inc.	143,367

	Information Technology Services
30	NTT Data Corp.	97,269

	Insurance
5,000	MS&AD Insurance Group Holdings	118,666
4,200	T&D Holdings, Inc.	105,322
6,500	Tokio Marine Holdings, Inc.	193,328

		417,316

	Internet & Catalog Retail
139	Rakuten, Inc.	122,180

	Internet Software & Services
276	Yahoo! Japan Corp.	103,941

	Leisure Equipment & Products
4,600	Nikon Corp.	106,287

	Machinery
2,500	Fanuc Ltd.	393,747
5,000	Japan Steel Works Ltd. (The)	52,487
38,000	Kawasaki Heavy Industries Ltd.	134,919
13,600	Komatsu Ltd.	403,990
18,000	Kubota Corp.	183,808
1,600	Makita Corp.	69,145
49,000	Mitsubishi Heavy Industries Ltd.	193,720
5,000	NGK Insulators Ltd.	84,109
10,000	NSK Ltd.	95,520
800	SMC Corp.	135,072

		1,746,517

	Marine
18,000	Mitsui O.S.K. Lines Ltd.	117,069
34,000	Nippon Yusen KK	148,454

		265,523

	Media
3,200	Dentsu, Inc.	97,275

	Metals & Mining
5,800	JFE Holdings, Inc.	187,133
73,000	Kobe Steel Ltd.	178,421
74,000	Nippon Steel Corp.	251,958
49,000	Sumitomo Metal Industries Ltd.	114,395

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
8,000	Sumitomo Metal Mining Co., Ltd.	$132,417

		864,324

	Multiline Retail
5,400	Isetan Mitsukoshi Holdings Ltd.	60,482

	Office Electronics
14,400	Canon, Inc.	704,413
5,000	Konica Minolta Holdings, Inc.	48,107
11,000	Ricoh Co., Ltd.	156,294

		908,814

	Oil, Gas & Consumable Fuels
12	INPEX Corp.	78,255

	Paper & Forest Products
13,000	OJI Paper Co., Ltd.	60,821

	Personal Products
8,100	Kao Corp.	211,333
6,500	Shiseido Co., Ltd.	130,615

		341,948

	Pharmaceuticals
5,100	Astellas Pharma, Inc.	194,485
4,900	Chugai Pharmaceutical Co., Ltd.	90,079
9,700	Daiichi Sankyo Co., Ltd.	210,374
3,800	Eisai Co., Ltd.	131,484
1,500	Ono Pharmaceutical Co., Ltd.	72,872
6,400	Shionogi & Co., Ltd.	117,403
10,200	Takeda Pharmaceutical Co., Ltd.	490,438

		1,307,135

	Real Estate Investment Trusts (REITs)
8	Japan Real Estate Investment Corp.	80,234
8	Nippon Building Fund, Inc.	83,955

		164,189

	Real Estate Management & Development
1,400	Daito Trust Construction Co., Ltd.	97,955
11,000	Daiwa House Industry Co., Ltd.	133,873
16,000	Mitsubishi Estate Co., Ltd.	301,505
12,000	Mitsui Fudosan Co., Ltd.	243,270
7,000	Sumitomo Realty & Development Co., Ltd.	170,955

		947,558

	Road & Rail
23	Central Japan Railway Co.	194,038
4,800	East Japan Railway Co.	316,669
10,000	Keikyu Corp.	85,669
10,000	Keio Corp.	67,087
41,000	Kintetsu Corp.	126,686
22,000	Nippon Express Co., Ltd.	92,555
16,000	Odakyu Electric Railway Co., Ltd.	148,218
33,000	Tobu Railway Co., Ltd.	182,204
18,000	Tokyu Corp.	81,512
28	West Japan Railway Co.	106,737

		1,401,375

	Semiconductors & Semiconductor Equipment
2,300	Advantest Corp.	46,902
1,200	Rohm Co., Ltd.	77,765
2,000	Tokyo Electron Ltd.	129,963

		254,630

	Software
1,300	Nintendo Co., Ltd.	350,907
1,800	Trend Micro, Inc.	54,170

		405,077

	Specialty Retail
600	Fast Retailing Co., Ltd.	87,323
1,370	Yamada Denki Co., Ltd.	92,818

		180,141

	Tobacco
82	Japan Tobacco, Inc.	307,492

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Trading Companies & Distributors
22,000	ITOCHU Corp.	$238,487
30,000	Marubeni Corp.	224,966
17,700	Mitsubishi Corp.	491,551
27,100	Mitsui & Co., Ltd.	454,526
16,000	Sumitomo Corp.	229,602

		1,639,132

	Wireless Telecommunication Services
53	KDDI Corp.	298,521
202	NTT DoCoMo, Inc.	360,287
10,200	Softbank Corp.	350,195

		1,009,003

	Total Japan	28,437,995

	Luxembourg (0.2%)
	Energy Equipment & Services
11,243	Tenaris SA	264,600

	Media
3,534	SES SA (FDR)	85,206

	Metals & Mining
554	APERAM (a)	22,725
11,084	ArcelorMittal	405,203

		427,928

	Wireless Telecommunication Services
1,571	Millicom International Cellular SA (Class B) (SDR)	148,666

	Total Luxembourg	926,400

	Netherlands (0.5%)
	Air Freight & Logistics
5,630	TNT N.V.	152,786

	Beverages
3,777	Heineken N.V.	190,092

	Chemicals
3,681	Akzo Nobel N.V.	230,107
2,836	Koninklijke DSM N.V.	167,840

		397,947

	Diversified Financial Services
52,586	ING Groep N.V. (Share Certificates) (a)	598,810

	Diversified Telecommunication Services
6,736	Koninklijke KPN N.V.	106,315

	Food & Staples Retailing
13,650	Koninklijke Ahold N.V.	184,932

	Food Products
16,035	Unilever N.V. (Share Certificates)	474,173

	Industrial Conglomerates
11,837	Koninklijke Philips Electronics N.V.	368,563

	Insurance
18,161	Aegon N.V. (a)	134,374

	Life Sciences Tools & Services
1,783	QIAGEN N.V. (a)	32,859

	Semiconductors & Semiconductor Equipment
4,991	ASML Holding N.V.	209,288
9,589	STMicroelectronics N.V.	115,949

		325,237

	Total Netherlands	2,966,088

	Netherlands Antilles (0.1%)
	Energy Equipment & Services
5,180	Schlumberger Ltd.	460,968

	Norway (0.2%)
	Chemicals
2,032	Yara International ASA	114,774

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Commercial Banks
10,219	DnB NOR ASA	$140,661

	Diversified Telecommunication Services
18,879	Telenor ASA	291,483

	Industrial Conglomerates
9,837	Orkla ASA	88,533

	Metals & Mining
12,763	Norsk Hydro ASA	96,143

	Oil, Gas & Consumable Fuels
15,370	Statoil ASA	372,931

	Total Norway	1,104,525

	Panama (0.0%)
	Hotels, Restaurants & Leisure
2,800	Carnival Corp. (Units) (c)	125,188

	Portugal (0.0%)
	Diversified Telecommunication Services
13,277	Portugal Telecom SGPS SA	153,888

	Russia (0.6%)
	Commercial Banks
1,209	Sberbank of Russia (Registered GDR)	475,138
20,706	VTB Bank OJSC (Registered GDR)	148,126

		623,264

	Electric Utilities
24,753	Federal Hydrogenerating Co., JSC (ADR) (a)	122,627

	Food & Staples Retailing
5,653	Magnit OJSC (Registered GDR)	147,795

	Metals & Mining
14,442	MMC Norilsk Nickel OJSC (ADR)	367,794

	Oil, Gas & Consumable Fuels
40,668	Gazprom OAO (ADR)	1,080,236
7,367	LUKOIL OAO (ADR)	452,330
1,263	NovaTek OAO (Registered GDR)	143,057
29,988	Rosneft Oil Co. (Registered GDR)	257,330
15,000	Surgutneftegas OJSC (ADR)	166,548
5,085	Tatneft (ADR)	180,907

		2,280,408

	Wireless Telecommunication Services
9,100	Mobile Telesystems OJSC (ADR)	173,901

	Total Russia	3,715,789

	Spain (0.5%)
	Commercial Banks
44,931	Banco Bilbao Vizcaya Argentaria SA	551,566
15,334	Banco de Sabadell SA	73,326
11,850	Banco Popular Espanol SA	71,252
86,111	Banco Santander SA	1,055,063

		1,751,207

	Construction & Engineering
3,368	ACS Actividades de Construccion y Servicios SA	173,829

	Electric Utilities
39,552	Iberdrola SA	338,773
1,447	Red Electrica Corp. SA	73,788

		412,561

	Oil, Gas & Consumable Fuels
11,584	Repsol YPF SA	365,361

	Specialty Retail
2,617	Inditex SA	197,849

	Transportation Infrastructure
5,015	Abertis Infraestructuras SA	98,367

	Total Spain	2,999,174

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Sweden (0.7%)
	Building Products
3,231	Assa Abloy AB (B Shares)	$87,869

	Commercial Banks
33,576	Nordea Bank AB	407,232
15,823	Skandinaviska Enskilda Banken AB	143,632
5,790	Svenska Handelsbanken AB (Class A)	197,116
3,414	Swedbank AB (Class A) (a)	53,565

		801,545

	Communications Equipment
51,697	Telefonaktiebolaget LM Ericsson (Class B)	638,075

	Construction & Engineering
3,281	Skanska AB (Class B)	66,535

	Diversified Financial Services
5,631	Investor AB (Class B)	130,170

	Diversified Telecommunication Services
38,075	TeliaSonera AB	314,041

	Household Durables
2,950	Electrolux AB (Series B)	83,916

	Machinery
10,060	Atlas Copco AB (Class A)	241,560
7,272	Atlas Copco AB (Class B)	158,369
15,503	Sandvik AB	304,529
5,103	Scania AB (Class B)	114,524
6,383	SKF AB (Class B)	183,008
8,385	Volvo AB (Class B) (a)	145,938

		1,147,928

	Paper & Forest Products
7,641	Svenska Cellulosa AB (Class B)	133,257

	Specialty Retail
11,753	Hennes & Mauritz AB (Class B)	385,821

	Tobacco
4,514	Swedish Match AB	129,915

	Total Sweden	3,919,072

	Switzerland (2.0%)
	Biotechnology
170	Actelion Ltd. (Registered Shares) (a)	9,195

	Building Products
880	Geberit AG (Registered Shares)	185,643

	Capital Markets
19,305	Credit Suisse Group AG (Registered Shares)	863,041
2,609	Julius Baer Group Ltd.	118,059
33,359	UBS AG (Registered Shares) (a)	598,211

		1,579,311

	Chemicals
100	Givaudan SA	98,981
999	Syngenta AG (Registered Shares)	322,137

		421,118

	Diversified Telecommunication Services
907	Swisscom AG (Registered Shares)	400,674

	Electrical Equipment
38,275	ABB Ltd. (Registered Shares) (a)	902,948

	Electronic Equipment, Instruments & Components
300	Tyco Electronics Ltd.	10,869

	Energy Equipment & Services
900	Noble Corp.	34,425
2,600	Transocean Ltd. (a)	207,818
3,136	Weatherford International Ltd. (a)	74,386

		316,629

	Food Products
40,372	Nestle SA (Registered Shares)	2,182,336

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Health Care Equipment & Supplies
1,082	Sonova Holding AG	$135,671

	Industrial Conglomerates
19,399	Tyco International Ltd.	869,657

	Insurance
1,700	ACE Ltd.	104,703
3,700	Swiss Reinsurance Co., Ltd. (Registered Shares)	211,440
2,602	Zurich Financial Services AG	710,832

		1,026,975

	Marine
1,002	Kuehne & Nagel International AG (Registered Shares)	129,660

	Pharmaceuticals
33,608	Novartis AG (Registered Shares)	1,874,035
3,848	Roche Holding AG	585,122

		2,459,157

	Professional Services
522	Adecco SA (Registered Shares)	33,793
99	SGS SA (Registered Shares)	161,182

		194,975

	Textiles, Apparel & Luxury Goods
13,634	Compagnie Financiere Richemont SA	740,765
645	Swatch Group AG (The)	259,327

		1,000,092

	Total Switzerland	11,824,910

	Turkey (0.3%)
	Beverages
7,195	Anadolu Efes Biracilik Ve Malt Sanayii	89,026

	Commercial Banks
35,670	Akbank TAS	167,700
14,774	Asya Katilim Bankasi	25,762
61,214	Turkiye Garanti Bankasi	272,089
10,204	Turkiye Halk Bankasi	80,367
46,475	Turkiye Is Bankasi	145,832
22,180	Turkiye Vakiflar Bankasi Tao	54,637
28,213	Yapi ve Kredi Bankasi AS (a)	82,355

		828,742

	Diversified Financial Services
18,654	Haci Omer Sabanci Holding	79,304

	Diversified Telecommunication Services
17,659	Turk Telekomunikasyon	72,529

	Food & Staples Retailing
2,843	BIM Birlesik Magazalar	91,359

	Industrial Conglomerates
10,434	Enka Insaat ve Sanayi	39,426
18,175	KOC Holding	74,090

		113,516

	Metals & Mining
12,481	Eregli Demir ve Celik Fabrikalari TAS (a)	39,236

	Oil, Gas & Consumable Fuels
4,038	Tupras Turkiye Petrol Rafine	104,631

	Wireless Telecommunication Services
24,629	Turkcell Iletisim Hizmet	151,185

	Total Turkey	1,569,528

	United Kingdom (4.3%)
	Aerospace & Defense
51,283	BAE Systems PLC	280,798
33,837	Rolls-Royce Group PLC (a)	345,898

		626,696

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Beverages
25,427	Diageo PLC	$488,720
9,364	SABMiller PLC	302,909

		791,629

	Chemicals
2,668	Johnson Matthey PLC	82,469

	Commercial Banks
316,184	Barclays PLC	1,486,764
620,888	Lloyds Banking Group PLC (a)	628,312
170,202	Royal Bank of Scotland Group PLC (a)	113,493
35,115	Standard Chartered PLC	915,393

		3,143,962

	Commercial Services & Supplies
4,047	Aggreko PLC	93,056
19,148	G4S PLC	82,431

		175,487

	Diversified Telecommunication Services
111,554	BT Group PLC	314,558
4,106	Inmarsat PLC	44,849

		359,407

	Electric Utilities
18,877	Scottish & Southern Energy PLC	350,339

	Food & Staples Retailing
20,601	J Sainsbury PLC	125,963
107,331	Tesco PLC	692,569
27,190	WM Morrison Supermarkets PLC	116,089

		934,621

	Food Products
13,574	Unilever PLC	394,728

	Health Care Equipment & Supplies
12,145	Smith & Nephew PLC	136,155

	Hotels, Restaurants & Leisure
7,417	Carnival PLC	338,433
21,175	Compass Group PLC	188,306

		526,739

	Household Products
7,050	Reckitt Benckiser Group PLC	383,208

	Industrial Conglomerates
6,313	Smiths Group PLC	137,660

	Insurance
32,256	Aviva PLC	230,290
64,792	Legal & General Group PLC	115,199
88,184	Old Mutual PLC	177,234
29,483	Prudential PLC	319,381
80,008	RSA Insurance Group PLC	174,265
17,110	Standard Life PLC	62,969

		1,079,338

	Media
10,825	British Sky Broadcasting Group PLC	130,895
19,022	Pearson PLC	312,173
29,210	WPP PLC	361,705

		804,773

	Metals & Mining
13,867	Anglo American PLC	679,335
2,716	Antofagasta PLC	61,491
23,594	BHP Billiton PLC	904,453
2,888	Kazakhmys PLC	69,581
1,989	Lonmin PLC (a)	52,889
1,094	Randgold Resources Ltd.	83,413
15,350	Rio Tinto PLC	1,059,797
1,623	Vedanta Resources PLC	59,166
22,009	Xstrata PLC	487,345

		3,457,470

	Multi-Utilities
58,907	Centrica PLC	301,748
33,291	National Grid PLC	296,561

		598,309

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Multiline Retail
2,134	Next PLC	$67,617

	Oil, Gas & Consumable Fuels
43,274	BG Group PLC	974,050
195,978	BP PLC	1,523,358
34,965	Cairn Energy PLC (a)	232,288
36,599	Royal Dutch Shell PLC (Class A)	1,292,210
28,956	Royal Dutch Shell PLC (Class B)	1,006,346
14,184	Tullow Oil PLC	301,497

		5,329,749

	Pharmaceuticals
15,088	AstraZeneca PLC	732,771
76,463	GlaxoSmithKline PLC	1,382,985
3,097	Shire PLC	81,765

		2,197,521

	Professional Services
5,298	Capita Group PLC (The)	57,605
9,618	Experian PLC	119,348

		176,953

	Real Estate Investment Trusts (REITs)
15,365	British Land Co., PLC	127,707
14,737	Land Securities Group PLC	159,332

		287,039

	Software
2,989	Autonomy Corp. PLC (a)	71,647

	Specialty Retail
25,204	Kingfisher PLC	101,675

	Tobacco
20,371	British American Tobacco PLC	751,901
10,877	Imperial Tobacco Group PLC	310,803

		1,062,704

	Trading Companies & Distributors
3,532	Wolseley PLC (a)	123,099

	Wireless Telecommunication Services
706,932	Vodafone Group PLC	1,986,883

	Total United Kingdom	25,387,877

	United States (26.9%)
	Aerospace & Defense
3,897	Alliant Techsystems, Inc. (a)	295,237
570	Boeing Co. (The)	39,603
300	General Dynamics Corp.	22,620
6,900	Honeywell International, Inc.	386,469
2,100	ITT Corp.	123,732
100	L-3 Communications Holdings, Inc.	7,825
1,800	Lockheed Martin Corp.	143,280
400	Northrop Grumman Corp.	27,720
1,200	Precision Castparts Corp.	171,588
16,706	Raytheon Co.	835,133
1,200	Rockwell Collins, Inc.	76,968
800	United Technologies Corp.	65,040

		2,195,215

	Auto Components
19,416	Johnson Controls, Inc.	745,380

	Automobiles
148,320	Ford Motor Co. (a)	2,365,704

	Beverages
7,100	Coca-Cola Co. (The)	446,235
39,800	PepsiCo, Inc.	2,559,538

		3,005,773

	Capital Markets
3,400	Ameriprise Financial, Inc.	209,610
8,800	Bank of New York Mellon Corp. (The)	274,824
8,200	Franklin Resources, Inc.	989,330
18,175	Goldman Sachs Group, Inc. (The)	2,973,793
44,700	State Street Corp.	2,088,384

		6,535,941

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Chemicals
2,251	CF Industries Holdings, Inc.	$303,975
15,138	EI Du Pont de Nemours & Co.	767,194

		1,071,169

	Commercial Banks
9,100	BB&T Corp.	251,524
9,800	Fifth Third Bancorp	145,726
5,900	PNC Financial Services Group, Inc.	354,000
65,828	Regions Financial Corp.	467,379
20,231	SunTrust Banks, Inc.	615,629
32,100	US Bancorp	866,700
56,730	Wells Fargo & Co.	1,839,187

		4,540,145

	Commercial Services & Supplies
1,700	Republic Services, Inc.	52,428
1,800	Waste Management, Inc.	68,166

		120,594

	Communications Equipment
133,470	Cisco Systems, Inc. (a)	2,822,890
400	Juniper Networks, Inc. (a)	14,848
2,650	Motorola Mobility Holdings, Inc. (a)	73,856
971	Motorola Solutions, Inc. (a)	37,646
1,000	QUALCOMM, Inc.	54,130

		3,003,370

	Computers & Peripherals
635	Apple, Inc. (a)	215,468
800	Dell, Inc. (a)	10,528
1,350	EMC Corp. (a)	33,602
800	Hewlett-Packard Co.	36,552
13,422	International Business Machines Corp.	2,174,364
200	NetApp, Inc. (a)	10,946
7,300	SanDisk Corp. (a)	331,201
79,300	Western Digital Corp. (a)	2,697,786

		5,510,447

	Construction & Engineering
2,100	Fluor Corp.	145,299
9,970	URS Corp. (a)	443,167

		588,466

	Containers & Packaging
31,069	Sealed Air Corp.	829,232

	Distributors
16,166	Genuine Parts Co.	836,590

	Diversified Consumer Services
700	Apollo Group, Inc. (Class A) (a)	28,889

	Diversified Financial Services
71,535	Bank of America Corp.	982,175
95,580	Citigroup, Inc. (See Note 6) (a)	460,696
47,385	JPMorgan Chase & Co.	2,129,482

		3,572,353

	Diversified Telecommunication Services
47,400	AT&T, Inc.	1,304,448
2,600	CenturyLink, Inc.	112,424
9,600	Frontier Communications Corp.	88,032
13,500	Qwest Communications International, Inc.	96,255
44,276	Verizon Communications, Inc.	1,577,111

		3,178,270

	Electrical Equipment
48,430	Emerson Electric Co.	2,851,558

	Electronic Equipment, Instruments & Components
11,958	Arrow Electronics, Inc. (a)	452,013
123,325	Corning, Inc.	2,739,048

		3,191,061

	Energy Equipment & Services
1,694	Baker Hughes, Inc.	116,056
978	Cameron International Corp. (a)	52,127
209	FMC Technologies, Inc. (a)	19,646

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
17,927	Halliburton Co.	$806,715
1,365	National Oilwell Varco, Inc.	100,874
62,100	Tidewater, Inc.	3,694,329

		4,789,747

	Food & Staples Retailing
3,310	Costco Wholesale Corp.	237,790
10,300	CVS Caremark Corp.	352,260
2,200	Kroger Co. (The)	47,080
2,600	Safeway, Inc.	53,794
2,800	Sysco Corp.	81,592
27,100	Wal-Mart Stores, Inc.	1,519,497
7,900	Walgreen Co.	319,476

		2,611,489

	Food Products
1,400	Archer-Daniels-Midland Co.	45,738
41,583	ConAgra Foods, Inc.	928,549
4,871	JM Smucker Co. (The)	302,781
8,330	Kraft Foods, Inc. (Class A)	254,648
900	Mead Johnson Nutrition Co.	52,173
7,490	Ralcorp Holdings, Inc. (a)	458,388
3,200	Sara Lee Corp.	54,304
16,832	Smithfield Foods, Inc. (a)	335,125

		2,431,706

	Gas Utilities
100	Questar Corp.	1,743

	Health Care Equipment & Supplies
2,898	Baxter International, Inc.	140,524
1,179	Beckman Coulter, Inc.	84,900
1,081	Becton Dickinson and Co.	89,669
21,974	Boston Scientific Corp. (a)	153,379
196	C.R. Bard, Inc.	18,493
2,610	Hologic, Inc. (a)	51,991
196	Intuitive Surgical, Inc. (a)	63,290
4,666	Medtronic, Inc.	178,801
1,817	St Jude Medical, Inc. (a)	73,589
1,474	Stryker Corp.	84,843
799	Synthes, Inc.	105,396
1,817	Zimmer Holdings, Inc. (a)	107,494

		1,152,369

	Health Care Providers & Services
5,978	Aetna, Inc.	196,915
2,947	AmerisourceBergen Corp.	105,679
3,873	CIGNA Corp.	162,743
16,298	Coventry Health Care, Inc. (a)	488,451
2,063	Express Scripts, Inc. (a)	116,209
10,384	Humana, Inc. (a)	601,961
147	Laboratory Corp. of America Holdings (a)	13,217
1,375	McKesson Corp.	103,359
1,228	Medco Health Solutions, Inc. (a)	74,933
18,018	Omnicare, Inc.	467,027
491	Quest Diagnostics, Inc.	27,962
16,081	UnitedHealth Group, Inc.	660,125
6,249	Universal Health Services Inc	263,083
5,725	WellPoint, Inc. (a)	355,637

		3,637,301

	Hotels, Restaurants & Leisure
2,500	Las Vegas Sands Corp. (a)	116,225
3,600	Marriott International, Inc. (Class A)	142,164
10,397	McDonald’s Corp.	765,947
3,400	Starbucks Corp.	107,202
17,135	Yum! Brands, Inc.	801,233

		1,932,771

	Household Durables
600	Stanley Black & Decker, Inc.	43,608
16,154	Toll Brothers, Inc. (a)	326,957

		370,565

	Household Products
200	Kimberly-Clark Corp.	12,946
11,500	Procter & Gamble Co. (The)	725,995

		738,941

	Independent Power Producers & Energy Traders
6,400	AES Corp. (The) (a)	79,360
400	Calpine Corp. (a)	5,708

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
8,719	Constellation Energy Group, Inc.	$281,188
17,031	NRG Energy, Inc. (a)	353,393

		719,649

	Industrial Conglomerates
700	3M Co.	61,544
52,989	General Electric Co.	1,067,198

		1,128,742

	Information Technology Services
14,668	Automatic Data Processing, Inc.	702,597
3,000	Cognizant Technology Solutions Corp. (Class A) (a)	218,850
9,302	Computer Sciences Corp.	495,704
1,100	Fidelity National Information Services, Inc.	33,473
1,600	Fiserv, Inc. (a)	98,832
900	Mastercard, Inc. (Class A)	212,859
2,400	Paychex, Inc.	76,800
3,000	Visa, Inc. (Class A)	209,550
7,800	Western Union Co. (The)	158,184

		2,206,849

	Insurance
19,400	Aflac, Inc.	1,117,052
4,300	Allstate Corp. (The)	133,902
1,700	AON Corp.	77,758
8,049	Assurant, Inc.	315,762
2,600	Berkshire Hathaway, Inc. (Class B) (a)	212,550
17,848	Chubb Corp.	1,033,935
22,863	Fidelity National Financial, Inc. (Class A)	307,507
2,400	Genworth Financial, Inc. (Class A) (a)	32,568
2,100	Hartford Financial Services Group, Inc.	58,338
15,594	Lincoln National Corp.	449,731
2,400	Loews Corp.	96,120
3,100	Marsh & McLennan Cos., Inc.	86,428
3,800	MetLife, Inc.	173,926
14,934	Principal Financial Group, Inc.	489,387
8,500	Progressive Corp. (The)	168,385
17,700	Prudential Financial, Inc.	1,088,727
5,179	Torchmark Corp.	322,652
2,100	Travelers Cos., Inc. (The)	118,146
12,024	Unum Group	299,879
10,001	WR Berkley Corp.	282,528

		6,865,281

	Internet & Catalog Retail
800	Amazon.com, Inc. (a)	135,712
111,700	Expedia, Inc.	2,810,372
100	NetFlix, Inc. (a)	21,408
100	Priceline.com, Inc. (a)	42,852

		3,010,344

	Internet Software & Services
2,100	Akamai Technologies, Inc. (a)	101,472
9,600	eBay, Inc. (a)	291,456
5,873	Google, Inc. (Class A) (a)	3,525,914
9,800	Yahoo!, Inc. (a)	157,976

		4,076,818

	Leisure Equipment & Products
1,000	Mattel, Inc.	23,680

	Machinery
7,020	AGCO Corp. (a)	355,914
13,020	Caterpillar, Inc.	1,263,070
7,800	Danaher Corp.	359,268
2,000	Deere & Co.	181,800
200	Eaton Corp.	21,592
15,580	Illinois Tool Works, Inc.	833,374
2,700	PACCAR, Inc.	152,523

		3,167,541

	Media
2,800	Cablevision Systems Corp.	94,780
11,500	CBS Corp. (Class B)	228,045
10,500	Comcast Corp. (Class A)	238,875
9,600	Comcast Corp. (Special Class A)	205,824
9,300	DirecTV (Class A) (a)	394,227
1,400	Discovery Communications, Inc. (Class A) (a)	54,600

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
1,500	Discovery Communications, Inc. Series C (a)	$50,940
4,900	Interpublic Group of Cos., Inc. (a)	52,381
1,200	Liberty Global, Inc. Series A (a)	48,672
1,100	Liberty Global, Inc. Series C (a)	42,097
2,749	Liberty Media Corp. – Starz Series A (a)	183,276
3,300	McGraw-Hill Cos., Inc. (The)	128,634
4,600	News Corp. (Class B)	76,268
28,200	News Corp. (Class A)	423,564
3,300	Omnicom Group, Inc.	148,104
900	Scripps Networks Interactive, Inc. (Class A)	41,850
1,600	Time Warner Cable, Inc.	108,528
28,115	Time Warner, Inc.	884,217
4,400	Viacom, Inc. (Class B)	182,820
3,300	Virgin Media, Inc.	83,028
8,700	Walt Disney Co. (The)	338,169

		4,008,899

	Metals & Mining
98,100	Alcoa, Inc.	1,625,517
26,000	Cliffs Natural Resources, Inc.	2,221,960
26,520	Commercial Metals Co.	443,415
19,400	Freeport-McMoRan Copper & Gold, Inc.	2,109,750
23,771	Steel Dynamics, Inc.	432,632

		6,833,274

	Multi-Utilities
25,727	Centerpoint Energy, Inc.	415,491
12,670	Integrys Energy Group, Inc.	602,965
18,100	NiSource, Inc.	337,022

		1,355,478

	Multiline Retail
300	Dollar General Corp. (a)	8,343
300	Dollar Tree, Inc. (a)	15,174
300	Family Dollar Stores, Inc.	12,744
800	Kohl’s Corp. (a)	40,624
600	Nordstrom, Inc.	24,708
1,800	Target Corp.	98,694

		200,287

	Office Electronics
39,686	Xerox Corp.	421,465

	Oil, Gas & Consumable Fuels
1,948	Anadarko Petroleum Corp.	150,152
3,716	Apache Corp.	443,542
24,464	Chesapeake Energy Corp.	722,422
33,014	Chevron Corp.	3,134,019
208	Concho Resources, Inc. (a)	20,020
35,413	ConocoPhillips	2,530,613
1,070	Consol Energy, Inc.	53,179
4,496	Devon Energy Corp.	398,750
3,738	El Paso Corp.	59,359
1,035	EOG Resources, Inc.	110,114
100	EQT Corp.	4,819
44,076	Exxon Mobil Corp.	3,556,052
6,693	Hess Corp.	563,015
9,125	Marathon Oil Corp.	417,012
450	Murphy Oil Corp.	29,835
610	Newfield Exploration Co. (a)	44,634
32,456	Noble Energy, Inc.	2,956,742
7,079	Occidental Petroleum Corp.	684,398
40,887	Peabody Energy Corp.	2,593,053
582	Pioneer Natural Resources Co.	55,383
35	QEP Resources, Inc.	1,422
200	Range Resources Corp.	9,974
1,446	Southwestern Energy Co. (a)	57,117
12,559	Spectra Energy Corp.	329,423
7,325	Valero Energy Corp.	185,762
8,078	Williams Cos., Inc. (The)	218,025

		19,328,836

	Paper & Forest Products
25,648	MeadWestvaco Corp.	734,302

	Personal Products
69,700	Avon Products, Inc.	1,973,207

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Pharmaceuticals
57,322	Abbott Laboratories	$2,588,662
19,300	Allergan, Inc.	1,362,773
56,130	Bristol-Myers Squibb Co.	1,413,353
12,881	Eli Lilly & Co.	447,872
5,893	Forest Laboratories, Inc. (a)	190,108
1,081	Hospira, Inc. (a)	59,704
15,070	Johnson & Johnson	900,734
30,999	Merck & Co., Inc.	1,028,237
95,204	Pfizer, Inc.	1,734,617
43,600	Watson Pharmaceuticals, Inc. (a)	2,377,072

		12,103,132

	Real Estate Investment Trusts (REITs)
1,800	AMB Property Corp.	60,390
600	AvalonBay Communities, Inc.	69,558
600	Boston Properties, Inc.	56,622
1,100	Equity Residential	59,609
4,300	Host Hotels & Resorts, Inc.	79,593
26,269	Plum Creek Timber Co., Inc.	1,099,883
1,500	Public Storage	163,470
1,900	Simon Property Group, Inc.	192,755

		1,781,880

	Real Estate Management & Development
2,900	CB Richard Ellis Group, Inc. (Class A) (a)	64,351

	Road & Rail
41,800	CSX Corp.	2,951,080
54,201	Norfolk Southern Corp.	3,316,559

		6,267,639

	Semiconductors & Semiconductor Equipment
167,700	Applied Materials, Inc.	2,631,213
73,800	Broadcom Corp. (Class A)	3,327,642
141,235	Intel Corp.	3,030,903
126,000	Nvidia Corp. (a)	3,013,920
200	Texas Instruments, Inc.	6,782

		12,010,460

	Software
4,000	Adobe Systems, Inc. (a)	132,200
1,900	BMC Software, Inc. (a)	90,630
4,200	CA, Inc.	99,960
1,400	Citrix Systems, Inc. (a)	88,452
3,000	Intuit, Inc. (a)	140,790
69,567	Microsoft Corp.	1,928,745
26,890	Oracle Corp.	861,287
900	Salesforce.com, Inc. (a)	116,226
6,700	Symantec Corp. (a)	117,987

		3,576,277

	Specialty Retail
200	Abercrombie & Fitch Co. (Class A)	10,082
200	Advance Auto Parts Inc.	12,788
100	AutoZone, Inc. (a)	25,353
700	Bed Bath & Beyond, Inc. (a)	33,600
900	Best Buy Co., Inc.	30,600
700	CarMax, Inc. (a)	22,855
500	GameStop Corp. (Class A) (a)	10,535
800	Gap, Inc. (The)	15,416
22,851	Home Depot, Inc.	840,231
800	Limited Brands, Inc.	23,392
3,600	Lowe’s Cos., Inc.	89,280
300	O’Reilly Automotive, Inc. (a)	17,049
300	PetSmart, Inc.	12,072
300	Ross Stores, Inc.	19,560
1,900	Staples, Inc.	42,389
400	Tiffany & Co.	23,252
1,100	TJX Cos., Inc.	52,129
300	Urban Outfitters, Inc. (a)	10,146

		1,290,729

	Textiles, Apparel & Luxury Goods
2,700	Coach, Inc.	146,043
3,500	NIKE, Inc. (Class B)	288,680
8,664	VF Corp.	716,686

		1,151,409

	Tobacco
8,580	Altria Group, Inc.	201,716
700	Lorillard, Inc.	52,668

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE
47,654	Philip Morris International, Inc.	$2,727,715
1,800	Reynolds American, Inc.	57,258

		3,039,357

	Wireless Telecommunication Services
3,900	American Tower Corp. (Class A) (a)	198,354
3,600	Crown Castle International Corp. (a)	151,812
23,700	Sprint Nextel Corp. (a)	107,124

		457,290

	Total United States	159,633,965

	Total Common Stocks (Cost $269,476,155)	310,658,651

	Preferred Stocks (0.8%)
	Brazil (0.7%)
	Beverages
12,500	Cia de Bebidas das Americas	335,868

	Commercial Banks
28,291	Banco Bradesco SA	522,729
40,511	Investimentos Itau SA	286,526
28,541	Itau Unibanco Holding SA	609,361

		1,418,616

	Diversified Telecommunication Services
5,707	Tele Norte Leste Participacoes SA	91,000

	Electric Utilities
11,628	Centrais Eletricas Brasileiras SA	187,993
9,201	Cia Energetica de Minas Gerais	151,239

		339,232

	Metals & Mining
4,591	Bradespar SA	125,919
9,327	Gerdau SA	119,458
4,467	Metalurgica Gerdau SA	68,307
7,926	Usinas Siderurgicas de Minas Gerais SA	92,386
29,313	Vale SA	896,649

		1,302,719

	Oil, Gas & Consumable Fuels
43,330	Petroleo Brasileiro SA	704,166
1,600	Ultrapar Participacoes SA	100,975

		805,141

	Wireless Telecommunication Services
2,306	Vivo Participacoes SA	77,468

	Total Brazil	4,370,044

	Germany (0.1%)
	Automobiles
3,157	Volkswagen AG	509,712

	Household Products
2,292	Henkel AG & Co. KGaA	139,759

	Total Germany	649,471

	Total Preferred Stocks (Cost $4,746,271)	5,019,515

	Rights (0.0%)
	Brazil (0.0%)
	Electric Utilities
305	Centrais Eletricas Brasileiras SA (a)	15
1,956	Centrais Eletricas Brasileiras SA (a)	94

	Total Brazil	109

	Spain (0.0%)
	Commercial Banks
86,111	Banco Santander SA (a)	16,270

	Total Rights (Cost $0)	16,379

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Corporate Bonds (8.3%)
	Australia (0.6%)
	Capital Markets
$385	Macquarie Group Ltd. (144A) (e) 6.00% 01/14/20	$385,380

	Commercial Banks
EUR 400	Australia & New Zealand Banking Group Ltd. (MTN) 5.125% 09/10/19	545,267
$500	Commonwealth Bank of Australia (144A) (e) 2.90% 09/17/14	520,807
355	Commonwealth Bank of Australia (144A) (e) 5.00% 10/15/19	370,106
65	Commonwealth Bank of Australia (144A) (e) 5.00% 03/19/20	67,284
400	National Australia Bank Ltd. (144A) (e) 3.375% 07/08/14	422,781
90	Westpac Banking Corp. 3.00% 12/09/15	90,159
245	Westpac Banking Corp. 4.20% 02/27/15	259,254

		2,275,658

	Diversified Minerals
405	Rio Tinto Finance USA Ltd. 9.00% 05/01/19	537,742

	Food – Retail
195	Woolworths Ltd. (144A) (e) 4.00% 09/22/20	190,040

	Total Australia	3,388,820

	Bermuda (0.1%)
	Energy Equipment & Services
350	Weatherford International Ltd. 5.125% 09/15/20	353,690

	Canada (0.3%)
	Aerospace & Defense
65	Bombardier, Inc. (144A) (e) 7.50% 03/15/18	71,013
135	Bombardier, Inc. (144A) (e) 7.75% 03/15/20	148,500

		219,513

	Commercial Banks
615	Bank of Montreal (144A) (e) 2.85% 06/09/15	627,378

	Diversified Minerals
220	Teck Resources Ltd. 10.25% 05/15/16	269,784

	Real Estate Management & Development
380	Brookfield Asset Management, Inc. 5.80% 04/25/17	391,128

	Total Canada	1,507,803

	Cayman Islands (0.2%)
	Aerospace & Defense
240	Systems 2001 Asset Trust (144A) (e) 6.664% 09/15/13	258,060

	Diversified Minerals
185	Vale Overseas Ltd. 5.625% 09/15/19	196,715
50	Vale Overseas Ltd. 6.875% 11/10/39	53,137

		249,852

	Oil Company – Integrated
330	Petrobras International Finance Co. 5.75% 01/20/20	342,367

	Telecommunication Services
330	Sable International Finance Ltd. (144A) (e) 7.75% 02/15/17	353,925

	Total Cayman Islands	1,204,204

	France (0.3%)
	Building Product – Cement/Aggregation
EUR 200	Lafarge SA (MTN) 5.50% 12/16/19	265,706

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Diversified Financial Services
$300	BNP Paribas (MTN) 5.431% 09/07/17	$434,792
350	Credit Agricole SA (MTN) 5.875% 06/11/19	506,658

		941,450

	Electronic Parts Distribution
200	Rexel SA 8.25% 12/15/16	303,951

	Multimedia
145	Vivendi SA (144A) (e) 6.625% 04/04/18	164,214

	Rental Auto/Equipment
EUR 250	Europcar Groupe SA (REGS) 4.55%(f) 05/15/13	336,939

	Total France	2,012,260

	Germany (0.0%)
	Capital Markets
100	Deutsche Bank AG (MTN) 5.00% 06/24/20	138,265

	Ireland (0.1%)
	Containers – Metal & Glass
250	Ardagh Glass Finance PLC (REGS) 8.75% 02/01/20	357,690

	Paper & Related Products
200	Smurfit Kappa Acquisitions (REGS) 7.75% 11/15/19	293,683

	Total Ireland	651,373

	Italy (0.3%)
	Commercial Banks
400	Intesa Sanpaolo SpA (MTN) 3.375% 01/19/15	531,064
300	UniCredit SpA (MTN) 5.75% 09/26/17	398,373
500	UniCredit SpA (MTN) 4.375% 02/10/14	693,712

	Total Italy	1,623,149

	Luxembourg (0.5%)
	Aerospace/Defense
250	Finmeccanica Finance SA (MTN) 8.125% 12/03/13	386,092

	Electric – Integrated
$650	Enel Finance International SA (144A) (e) 5.125% 10/07/19	641,897

	Metals & Mining
390	ArcelorMittal 9.85% 06/01/19	501,323

	Oil Company – Exploration & Production
100	Gazprom Via Gaz Capital SA (144A) (e) 6.51% 03/07/22	102,500

	Telecommunication Services
EUR 200	Wind Acquisition Finance SA (REGS) 11.75% 07/15/17	313,563

	Telephone – Integrated
$255	Telecom Italia Capital SA 6.999% 06/04/18	272,796
225	Telecom Italia Capital SA 7.175% 06/18/19	243,955
EUR 400	Telecom Italia Finance SA (MTN) 7.75% 01/24/33	580,620

		1,097,371

	Total Luxembourg	3,042,746

	Netherlands (0.4%)
	Commercial Banks
$600	ING Bank N.V. (144A) (e) 3.90% 03/19/14	642,990

	Construction Materials
EUR 250	HeidelbergCement Finance BV 7.50% 04/03/20	359,402

	Containers – Metal & Glass
200	OI European Group BV (REGS) 6.75% 09/15/20	280,676

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Multi-line Insurance
$335	Aegon N.V. 4.625% 12/01/15	$346,701

	Telephone – Integrated
150	Deutsche Telekom International Finance BV 8.75% 06/15/30	198,101
415	Telefonica Europe BV 8.25% 09/15/30	494,824

		692,925

	Total Netherlands	2,322,694

	Netherlands Antilles (0.1%)
	Medical – Drugs
305	Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00% 06/15/15	312,411

	Spain (0.1%)
	Gas – Distribution
EUR 350	Gas Natural Capital Markets SA (MTN) 4.125% 01/26/18	433,357

	Telephone – Integrated
200	Telefonica Emisiones SAU (MTN) 3.661% 09/18/17	256,602

	Total Spain	689,959

	Sweden (0.0%)
	Commercial Banks
$260	Nordea Bank AB (144A) (e) 4.875% 01/27/20	264,732

	Switzerland (0.1%)
	Capital Markets
195	UBS AG/Stamford CT (MTN) 5.875% 12/20/17	213,144
250	UBS AG/Stamford CT (Series DPNT) 3.875% 01/15/15	257,735

		470,879

	Commercial Banks
170	Credit Suisse 5.30% 08/13/19	178,165
90	Credit Suisse 6.00% 02/15/18	95,668
110	Credit Suisse AG 5.40% 01/14/20	111,541

		385,374

	Total Switzerland	856,253

	United Kingdom (1.1%)
	Advertising Services
100	WPP Finance 8.00% 09/15/14	116,488

	Building Societies
525	Nationwide Building Society (144A) (e) 6.25% 02/25/20	530,212

	Commercial Banks
440	Barclays Bank PLC 6.75% 05/22/19	494,295
EUR 250	Barclays Bank PLC (MTN) 6.00% 01/14/21	336,636
$385	HBOS PLC (144A) (e) 6.75% 05/21/18	355,616
EUR 200	HSBC Holdings PLC (MTN) 6.00% 06/10/19	293,996
$450	Royal Bank of Scotland PLC (The) 4.875% 03/16/15	458,291
190	Royal Bank of Scotland PLC (The) 5.625% 08/24/20	183,727
160	Standard Chartered PLC (144A) (e) 3.85% 04/27/15	164,849

		2,287,410

	Containers – Metal & Glass
EUR 150	Rexam PLC 6.75%(f) 06/29/67	201,008

	Diversified Minerals
$390	Anglo American Capital PLC (144A) (e) 9.375% 04/08/19	525,728

	Finance – Auto Loans
EUR 200	FCE Bank PLC Series E 7.125% 01/15/13	289,247

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Money Center Banks
$150	Lloyds TSB Bank PLC (144A) (e) 5.80% 01/13/20	$145,871
EUR 300	Lloyds TSB Bank PLC (MTN) 6.375% 06/17/16	435,406
250	Lloyds TSB Bank PLC (MTN) 6.50% 03/24/20	319,885

		901,162

	Mortgage Banks
$265	Abbey National Treasury Services PLC (144A) (e) 3.875% 11/10/14	262,377
EUR 650	Abbey National Treasury Services PLC (MTN) 3.625% 10/14/16	860,261

		1,122,638

	Paper & Related Products
200	Mondi Finance PLC 5.75% 04/03/17	282,570

	Tobacco
$155	BAT International Finance PLC (144A) (e) 9.50% 11/15/18	205,939

	Total United Kingdom	6,462,402

	United States (4.1%)
	Advertising Agencies
245	Omnicom Group, Inc. 4.45% 08/15/20	240,979

	Agricultural Operations
115	Bunge Ltd. Finance Corp. 8.50% 06/15/19	135,950

	Auto – Cars/Light Trucks
190	Daimler Finance North America LLC 7.30% 01/15/12	201,048
45	Daimler Finance North America LLC 8.50% 01/18/31	58,901
110	Nissan Motor Acceptance Corp. (144A) (e) 4.50% 01/30/15	115,108

		375,057

	Beverages
85	Anheuser-Busch InBev Worldwide, Inc. 5.00% 04/15/20	89,443
45	Anheuser-Busch InBev Worldwide, Inc. (144A) (e) 5.375% 11/15/14	49,962
185	Anheuser-Busch InBev Worldwide, Inc. (144A) (e) 7.20% 01/15/14	213,424

		352,829

	Beverages – Wine/Spirits
75	Constellation Brands, Inc. 7.25% 09/01/16	80,156

	Building Product – Cement/Aggregation
240	CRH America, Inc. 6.00% 09/30/16	258,069

	Cable/Satellite TV
160	DirecTV Holdings LLC/DirecTV Financing Co., Inc. 4.60% 02/15/21	157,285
95	DirecTV Holdings LLC/DirecTV Financing Co., Inc. 5.875% 10/01/19	103,460
90	DirecTV Holdings LLC/DirecTV Financing Co., Inc. 7.625% 05/15/16	100,010
230	DISH DBS Corp. 7.125% 02/01/16	241,500

		602,255

	Capital Markets
775	Goldman Sachs Group, Inc. (The) 6.15% 04/01/18	845,440
255	Goldman Sachs Group, Inc. (The) 6.75% 10/01/37	256,702

		1,102,142

	Commercial Banks
330	PNC Funding Corp. 5.125% 02/08/20	346,259

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
$190	PNC Funding Corp. 6.70% 06/10/19	$220,185

		566,444

	Diversified Financial Services
350	Bank of America Corp. (Series L) 5.65% 05/01/18	365,091
720	Citigroup, Inc. (See Note 6) 8.50% 05/22/19	882,690
245	Citigroup, Inc. (See Note 6) 6.125% 05/15/18	266,721
465	General Electric Capital Corp. 5.625% 05/01/18	504,829
890	General Electric Capital Corp. (Series G) 6.00% 08/07/19	989,933
75	JPMorgan Chase & Co. 6.00% 01/15/18	83,424

		3,092,688

	Diversified Operation/Commercial Service
330	ARAMARK Corp. 8.50% 02/01/15	345,675

	Diversified Telecommunication Services
50	AT&T, Inc. 6.15% 09/15/34	50,557
210	AT&T, Inc. 6.30% 01/15/38	217,212
70	AT&T, Inc. 6.55% 02/15/39	74,794
65	CenturyLink, Inc. (Series Q) 6.15% 09/15/19	67,390
60	Verizon Communications, Inc. 5.85% 09/15/35	60,386
205	Verizon Communications, Inc. 6.35% 04/01/19	236,629
225	Verizon Communications, Inc. 8.95% 03/01/39	313,385

		1,020,353

	Electronic Equipment, Instruments & Components
155	Agilent Technologies, Inc. 5.50% 09/14/15	168,889
95	Corning, Inc. 6.625% 05/15/19	109,568

		278,457

	Electronic Parts Distribution
295	Arrow Electronics, Inc. 5.125% 03/01/21	285,308

	Electronics – Military
310	L-3 Communications Corp. 4.75% 07/15/20	307,549

	Finance – Consumer Loans
180	SLM Corp. (MTN) 6.25% 01/25/16	180,529
245	SLM Corp. (Series A) 5.00% 10/01/13	252,112

		432,641

	Finance – Credit Card
345	American Express Credit Corp. (Series C) 7.30% 08/20/13	390,028
455	Capital One Bank USA NA 8.80% 07/15/19	565,652

		955,680

	Finance – Investment Banker/Broker
180	Bear Stearns Cos. LLC (The) 6.40% 10/02/17	204,856
305	Bear Stearns Cos. LLC (The) 7.25% 02/01/18	360,531
250	Jefferies Group, Inc. 3.875% 11/09/15	250,445
680	Merrill Lynch & Co., Inc. (MTN) 6.875% 04/25/18	754,790
335	TD Ameritrade Holding Corp. 5.60% 12/01/19	352,845

		1,923,467

	Finance – Other Services
255	NASDAQ OMX Group, Inc. (The) 5.55% 01/15/20	258,001

	Food – Miscellaneous/Diversified
135	ConAgra Foods, Inc. 8.25% 09/15/30	164,655

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Health Care Equipment & Supplies
$395	Boston Scientific Corp. 6.00% 01/15/20	$410,071

	Health Care Providers & Services
380	Medco Health Solutions, Inc. 7.125% 03/15/18	447,045

	Independent Power Producer
135	NRG Energy, Inc. 8.50% 06/15/19	141,412

	Insurance
150	Principal Financial Group, Inc. 8.875% 05/15/19	190,707
265	Prudential Financial, Inc. (MTN) 4.75% 09/17/15	283,420
150	Prudential Financial, Inc. (MTN) 6.625% 12/01/37	165,082
45	Prudential Financial, Inc. (Series D) 7.375% 06/15/19	53,438

		692,647

	Life/Health Insurance
200	Pacific LifeCorp (144A) (e) 6.00% 02/10/20	209,624

	Media
205	CBS Corp. 8.875% 05/15/19	258,233
105	Comcast Corp. 5.70% 05/15/18	115,444
50	Comcast Corp. 6.45% 03/15/37	52,200
105	Time Warner Cable, Inc. 6.75% 06/15/39	112,951
250	Viacom, Inc. 6.875% 04/30/36	281,049

		819,877

	Medical – Biomedical/Genetics
304	Celgene Corp. 3.95% 10/15/20	289,231
220	Genzyme Corp. 3.625% 06/15/15	227,819

		517,050

	Medical – Drugs
455	Merck & Co., Inc. 3.875% 01/15/21	449,857

	Medical – Hospitals
140	HCA, Inc. 8.50% 04/15/19	156,800

	Medical Labs & Testing Services
245	Laboratory Corp. of America Holdings 4.625% 11/15/20	244,986

	Metals & Mining
80	Freeport-McMoRan Copper & Gold, Inc. 8.375% 04/01/17	89,309

	Multi-line Insurance
160	American International Group, Inc. 6.40% 12/15/20	171,028
235	Farmers Exchange Capital (144A) (e) 7.05% 07/15/28	227,889

		398,917

	Multiline Retail
90	JC Penney Co., Inc. 5.65% 06/01/20	87,300
151	JC Penney Corp., Inc. 6.375% 10/15/36	139,297

		226,597

	Multimedia
225	NBC Universal, Inc. (144A) (e) 4.375% 04/01/21	218,161
310	News America, Inc. 7.85% 03/01/39	379,783

		597,944

	Office Electronics
55	Xerox Corp. 5.625% 12/15/19	59,417
145	Xerox Corp. 6.35% 05/15/18	164,328

		223,745

	Oil Company – Integrated
210	Marathon Petroleum Corp. (144A) (e) 5.125% 03/01/21	212,294

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Paper & Related Products
$455	Georgia-Pacific LLC (144A) (e) 5.40% 11/01/20	$450,043
60	Georgia-Pacific LLC (144A) (e) 8.25% 05/01/16	67,800

		517,843

	Pipelines
125	Kinder Morgan Energy Partners LP 5.95% 02/15/18	138,597
190	Plains All American Pipeline LP/PAA Finance Corp. 6.70% 05/15/36	197,680
190	Plains All American Pipeline LP/PAA Finance Corp. 8.75% 05/01/19	238,881

		575,158

	Property Trust
225	WEA Finance LLC/WT Finance Aust Pty Ltd. (144A) (e) 6.75% 09/02/19	253,611

	Real Estate Investment Trusts (REITs)
75	Boston Properties LP 5.875% 10/15/19	82,151

	Reinsurance
200	Reinsurance Group of America, Inc. 6.45% 11/15/19	213,124

	REIT – Diversified
250	Duke Realty LP 6.75% 03/15/20	276,864
55	Vornado Realty LP 4.25% 04/01/15	56,311

		333,175

	REIT – Health Care
240	Health Care, Inc. 6.125% 04/15/20	255,953

	Retail – Drug Store
422	CVS Pass-Through Trust 6.036% 12/10/28	431,395

	Retail – Mail Order
265	QVC, Inc. (144A) (e) 7.125% 04/15/17	279,575

	Semiconductor Equipment
145	KLA-Tencor Corp. 6.90% 05/01/18	160,391

	Special Purpose Entity
450	AIG SunAmerica Global Financing VI (144A) (e) 6.30% 05/10/11	458,437
135	Harley-Davidson Funding Corp. (144A) (e) 6.80% 06/15/18	145,713

		604,150

	Specialty Retail
175	Home Depot, Inc. 5.40% 09/15/40	166,441
400	Home Depot, Inc. 5.875% 12/16/36	405,306

		571,747

	Telecommunication Services
155	Qwest Corp. 6.50% 06/01/17	171,662
125	Qwest Corp. 6.875% 09/15/33	124,375
145	SBA Telecommunications, Inc. 8.25% 08/15/19	160,588

		456,625

	Telephone – Integrated
380	Frontier Communications Corp. 8.50% 04/15/20	430,350

	Tobacco
85	Altria Group, Inc. 4.125% 09/11/15	89,061
185	Altria Group, Inc. 9.25% 08/06/19	237,684

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
$235	Philip Morris International, Inc. 5.65% 05/16/18	$266,251

		592,996

	Total United States	24,374,774

	Total Corporate Bonds (Cost $46,659,895)	49,205,535

	Foreign Government Obligations (11.8%)
	Australia (0.3%)
AUD 2,000	Queensland Treasury Corp. (Series 15G) 6.00% 10/14/15	2,034,515

	Bermuda (0.0%)
$240	Bermuda Government International Bond (144A) (e) 5.603% 07/20/20	251,562

	Canada (0.8%)
EUR 300	Canada Government International Bond 3.50% 01/13/20	423,605
CAD 2,800	Canadian Government Bond 4.25% 06/01/18	3,021,405
$600	Province of Ontario Canada 4.00% 10/07/19	612,114
EUR 600	Province of Ontario Canada Series E 4.00% 12/03/19	845,337

	Total Canada	4,902,461

	Croatia (0.1%)
$300	Croatia Government International Bond (REGS) 6.75% 11/05/19	313,116

	Denmark (0.1%)
DKK 3,300	Denmark Government Bond 4.00% 11/15/17	649,608

	France (0.7%)
EUR 1,000	France Government Bond OAT 3.75% 04/25/17	1,430,335
1,900	French Treasury Note BTAN 4.50% 07/12/12	2,718,953

	Total France	4,149,288

	Germany (1.2%)
2,100	Bundesrepublik Deutschland (Series 03) 4.75% 07/04/34	3,360,575
2,500	Bundesrepublik Deutschland (Series 08) 4.25% 07/04/18	3,730,952

	Total Germany	7,091,527

	Hungary (0.1%)
600	Republic of Hungary 5.75% 06/11/18	795,942

	Indonesia (0.1%)
$250	Indonesia Government International Bond (REGS) 11.625% 03/04/19	363,750

	Italy (1.8%)
EUR 2,400	Italy Buoni Poliennali del Tesoro 2.50% 07/01/12	3,300,435
1,100	Italy Buoni Poliennali del Tesoro 3.50% 06/01/14	1,513,933
2,300	Italy Buoni Poliennali Del Tesoro 4.00% 02/01/17	3,155,133
1,100	Italy Buoni Poliennali Del Tesoro 4.50% 02/01/18	1,532,559
800	Italy Buoni Poliennali Del Tesoro 5.00% 08/01/39	1,037,274
$330	Republic of Italy 6.875% 09/27/23	366,314

	Total Italy	10,905,648

	Japan (3.0%)
JPY 110,000	Japan Finance Organization for Municipalities 1.90% 06/22/18	1,438,772
140,000	Japan Government Ten Year Bond (Series 257) 1.30% 12/20/13	1,755,866
240,000	Japan Government Ten Year Bond (Series 267) 1.30% 12/20/14	3,022,804

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
JPY 180,000	Japan Government Ten Year Bond (Series 272) 1.40% 09/20/15	$2,284,998
120,000	Japan Government Ten Year Bond (Series 280) 1.90% 06/20/16	1,566,105
290,000	Japan Government Ten Year Bond (Series 294) 1.70% 06/20/18	3,754,366
345,000	Japan Government Thirty Year Bond (Series 11) 1.70% 06/20/33	3,946,631

	Total Japan	17,769,542

	Luxembourg (0.3%)
145,000	European Investment Bank 2.15% 01/18/27	1,867,166

	Mexico (0.4%)
MXN 24,400	Mexican Bonos (Series M 20) 10.00% 12/05/24	2,430,547

	Netherlands (0.4%)
EUR 1,600	Netherlands Government Bond 3.75% 07/15/14	2,317,415

	Norway (0.1%)
NOK 3,500	Norway Government Bond (Series 470) 6.50% 05/15/13	657,073

	Peru (0.1%)
$390	Peruvian Government International Bond 7.125% 03/30/19	467,805

	Poland (0.5%)
PLN 5,100	Poland Government Bond (Series 0413) 5.25% 04/25/13	1,785,644
3,400	Poland Government Bond (Series 1015) 6.25% 10/24/15	1,209,125

	Total Poland	2,994,769

	South Africa (0.3%)
ZAR 12,500	South Africa Government Bond (Series R207) 7.25% 01/15/20	1,590,401

	South Korea (0.1%)
$100	Export-Import Bank of Korea 4.125% 09/09/15	101,885
200	Korea Development Bank 4.375% 08/10/15	206,158
150	Republic of Korea 7.125% 04/16/19	179,821

	Total South Korea	487,864

	Sweden (0.2%)
SEK 8,300	Sweden Government Bond (Series 1049) 4.50% 08/12/15	1,368,107

	United Kingdom (1.2%)
GBP 500	United Kingdom Gilt 2.75% 01/22/15	815,656
600	United Kingdom Gilt 4.00% 09/07/16	1,021,904
2,450	United Kingdom Gilt 4.25% 06/07/32	3,837,558
750	United Kingdom Gilt 4.50% 03/07/13	1,280,914

	Total United Kingdom	6,956,032

	Total Foreign Government Obligations (Cost $67,051,464)	70,364,138

	Municipal Bonds (0.1%)
	Georgia (0.1%)
$295	Municipal Electric Authority of Georgia Plant Vogtle 6.655% 04/01/57	284,589
160	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J) 6.637% 04/01/57	155,402

	Total Georgia	439,991

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Illinois (0.0%)
$145	Illinois State Toll Highway Authority 2009 (Series A) 6.184% 01/01/34	$138,243

	Total Municipal Bonds (Cost $603,713)	578,234

	U.S. Government Agencies – Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corporation (PC) Gold
209	6.00% 08/01/38	227,192
340	6.50% 05/01/32-09/01/32	383,744

		610,936

	Federal National Mortgage Association
1,400	4.50% (g)	1,431,719
1,679	5.00% 09/01/40	1,762,542
1,150	5.00% (g)	1,202,648
1,786	5.50% 06/01/38	1,910,430
1,936	6.00% 12/01/36 - 10/01/38	2,110,473
94	6.50% 12/01/29	105,912
887	7.00% 12/01/17 - 02/01/31	1,011,015

		9,534,739

	Government National Mortgage Association
2,765	4.00% (g)	2,765,000
3,062	4.50% 04/15/39 - 08/15/39	3,172,881
434	5.50% 08/15/39	469,447

		6,407,328

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $16,498,543)	16,553,003

	Asset-Backed Securities (0.2%)
149	ARI Fleet Lease Trust 2010-A A (144A) (e) 1.711(f)% 08/15/18	150,189
178	Chesapeake Funding LLC 2009-1 A (144A) (e) 2.261% (f) 12/15/20	179,642
525	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (e) 1.961% (f) 02/15/17	545,207
325	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (e) 1.811% (f) 10/20/14	329,934

	Total Asset-Backed Securities (Cost $1,178,478)	1,204,972

	U.S. Government Agencies & Obligations (3.7%)
	Diversified Financial Services – FDIC Guaranteed (0.2%)
1,300	Citigroup Funding, Inc. (See Note 6) 2.25% 12/10/12	1,338,380

	U.S. Government Obligations (3.5%)
	U.S. Treasury Bonds
220	3.50% 02/15/39	182,806
790	4.375% 11/15/39	766,300
2,900	6.875% 08/15/25	3,823,923
3,430	7.50% 11/15/24	4,749,480
	U.S. Treasury Notes
1,500	2.375% 10/31/14	1,557,774
7,105	2.625% 08/15/20	6,700,349
2,600	3.375% 11/15/19	2,650,172

		20,430,804

	Total U.S. Government Agencies & Obligations (Cost $21,406,234)	21,769,184

	Commodity-Linked Securities (3.5%)
	Germany
19,524	Deutsche Bank AG London (Series 0005) (144A) (Cost $19,898,299) (e)(h) 0.00% 11/25/11	20,826,251

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE
	Investment Trust (1.1%)
391,700	Financial Select Sector SPDR Fund (ETF) (Cost $6,097,241)		$6,423,880

	Investment Company (0.2%)
47,445	Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio (Class I) (See Note 6) (Cost $1,300,000)		1,228,832

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (15.7%)
	U.S. Government Obligation (0.4%)
$2,420	U.S. Treasury Bill (Cost $2,419,078) (i)(j) 0.162% 04/28/11		2,419,121

NUMBER OF
SHARES (000)

	Investment Company (15.3%)
90,952	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $90,952,388)		$90,952,388

	Total Short-Term Investments (Cost $93,371,466)		93,371,509

	Total Investments (Cost $548,287,759) (k)(l)(m)	100.5%	597,220,083

	Liabilities in Excess of Other Assets	(0.5)	(2,710,628)

	Net Assets	100.0%	$594,509,455

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
FDIC	Federal Deposit Insurance Corporation.
FDR	Fiduciary Depositary Receipt.
GDR	Global Depositary Receipt.
MTN	Medium Term Note.
PC	Participation Certificate.
PPS	Price Protected Share.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)	Comprised of securities in separate entities that are traded as a single stapled security.
(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on the Hong Kong exchange.
(e)	Resale is restricted to qualified institutional investors.
(f)	Floating rate security. Rate shown is the rate in effect at January 31, 2011.
(g)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(h)	Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.
(i)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(j)	A portion of this security has been physically segregated in connection with open futures and swap contracts.
(k)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open foreign currency exchange, futures and swap contracts.
(l)	The market value and percentage of net assets, $123,983,213 and 20.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to Financial Statements.
(m)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $53,742,602 and the aggregate gross unrealized depreciation is $4,810,278 resulting in net unrealized appreciation of $48,932,324.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

Foreign Currency Exchange Contracts Open at January 31, 2011:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

Banc of America Securities LLC.	CAD	8,595,211		$8,659,028	02/17/2011	$78,207
Deutsche Securities, Inc.	EUR	459,974		$627,796	02/17/2011	(1,833)
Deutsche Securities, Inc.		$4,836,211	EUR	3,620,054	02/17/2011	119,045
Morgan (J.P.) Securities, Inc.	SEK	7,025,284		$1,053,535	02/17/2011	(35,042)
Morgan (J.P.) Securities, Inc.		$96,174	NOK	562,040	02/17/2011	1,064
Royal Bank of Scotland		$1,229,685	ILS	4,349,046	02/17/2011	(57,434)
Royal Bank of Scotland		$1,236,783	THB	37,730,530	02/17/2011	(15,523)
State Street Bank & Trust Company		$5,659,687	TWD	163,446,092	02/17/2011	(28,663)
UBS Securities Japan Ltd.	AUD	3,449,539		$3,427,186	02/17/2011	(3,610)
UBS Securities Japan Ltd.	BRL	1,794,028		$1,058,736	02/17/2011	(13,433)
UBS Securities Japan Ltd.	CHF	2,381,103		$2,475,854	02/17/2011	(46,932)
UBS Securities Japan Ltd.	GBP	499,339		$789,483	02/17/2011	(10,286)
UBS Securities Japan Ltd.	GBP	2,235,449		$3,563,516	02/17/2011	(16,906)
UBS Securities Japan Ltd.	JPY	31,961,416		$388,166	02/17/2011	(1,263)
UBS Securities Japan Ltd.	KRW	1,743,155,573		$1,547,752	02/17/2011	(5,185)
UBS Securities Japan Ltd.	PLN	4,156,112		$1,430,730	02/17/2011	(14,950)
UBS Securities Japan Ltd.	PLN	4,188,230		$1,437,895	02/17/2011	(18,956)
UBS Securities Japan Ltd.	SGD	1,957,120		$1,522,143	02/17/2011	(7,714)
UBS Securities Japan Ltd.		$12,135,560	CAD	12,046,364	02/17/2011	(109,364)
UBS Securities Japan Ltd.		$7,717,902	EUR	5,777,392	02/17/2011	190,394
UBS Securities Japan Ltd.		$5,078,934	GBP	3,177,656	02/17/2011	10,581
UBS Securities Japan Ltd.		$9,293,284	HKD	72,255,082	02/17/2011	(23,948)
UBS Securities Japan Ltd.		$3,860,503	INR	176,390,255	02/17/2011	(30,223)
UBS Securities Japan Ltd.		$4,064,236	JPY	336,014,744	02/17/2011	29,884
UBS Securities Japan Ltd.		$484,399	KRW	540,637,788	02/17/2011	(2,758)
UBS Securities Japan Ltd.		$1,473,600	KRW	1,637,169,779	02/17/2011	(15,084)
UBS Securities Japan Ltd.		$164,433	MXN	1,982,818	02/17/2011	(1,210)
UBS Securities Japan Ltd.		$570,018	PLN	1,651,668	02/17/2011	4,505
UBS Securities Japan Ltd.		$1,469,791	PLN	4,174,515	02/17/2011	(17,710)
UBS Securities Japan Ltd.		$2,492,740	RUB	75,254,821	02/17/2011	29,662
UBS Securities Japan Ltd.		$1,751,687	RUB	51,882,329	02/17/2011	(12,687)
UBS Securities Japan Ltd.		$2,430,539	SGD	3,118,646	02/17/2011	7,270
UBS Securities Japan Ltd.		$1,507,543	SGD	1,927,454	02/17/2011	(875)
UBS Securities Japan Ltd.		$1,939,658	ZAR	13,469,083	02/17/2011	(70,994)
UBS Securities Japan Ltd.		$1,405,763	ZAR	9,933,119	02/17/2011	(27,668)
Banc of America Securities LLC.	AUD	280,000		$272,440	03/16/2011	(5,095)
Banc of America Securities LLC.	CAD	520,000		$516,873	03/16/2011	(1,969)
Banc of America Securities LLC.	EUR	260,000		$345,566	03/16/2011	(10,218)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

Banc of America Securities LLC.	EUR	2,575,665		$3,353,490	03/16/2011	$(171,049)
Banc of America Securities LLC.	PLN	2,600,000		$845,941	03/16/2011	(56,364)
Banc of America Securities LLC.	SGD	450,000		$344,564	03/16/2011	(7,209)
Banc of America Securities LLC.		$1,265,535	CAD	1,280,000	03/16/2011	11,614
Banc of America Securities LLC.		$649,257	EUR	494,040	03/16/2011	26,787
Banc of America Securities LLC.		$6,413,710	EUR	4,848,000	03/16/2011	220,292
Banc of America Securities LLC.		$872,960	EUR	640,000	03/16/2011	2,816
Banc of America Securities LLC.		$1,359,639	SEK	9,400,000	03/16/2011	95,269
Banc of America Securities LLC.		$534,135	SGD	700,000	03/16/2011	13,066
UBS Securities Japan Ltd.		$1,195,077	CHF	1,175,000	03/16/2011	50,162
UBS Securities Japan Ltd.		$3,538,528	GBP	2,240,000	03/16/2011	48,430
UBS Securities Japan Ltd.		$13,265,513	JPY	1,111,000,000	03/16/2011	274,190
UBS Securities Japan Ltd.		$157,473	KRW	180,000,000	03/16/2011	2,598
UBS Securities Japan Ltd.		$2,322,733	KRW	2,655,000,000	03/16/2011	38,323
UBS Securities Japan Ltd.		$2,045,137	MYR	6,434,000	03/16/2011	50,449
UBS Securities Japan Ltd.		$836,531	TWD	24,960,000	03/16/2011	23,878
UBS Securities Japan Ltd.	ZAR	4,900,000		$705,472	03/16/2011	28,477
UBS Securities Japan Ltd.	ZAR	3,580,000		$516,893	03/16/2011	22,272
Banc of America Securities LLC.	GBP	514,000		$811,092	06/16/2011	(11,179)

	Net Unrealized Appreciation					$525,901

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
ILS	Israeli Shekel.
INR	Indian Rupee.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican New Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
PLN	Polish Zloty.
RUB	Russian Ruble.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TWD	Taiwan Dollar.
ZAR	South African Rand.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

Futures Contracts Open at January 31, 2011:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
168	Long	U.S. Treasury Notes 5 Year, March 2011	$19,893,562	$(14,755)
112	Long	H-SHARES Index, February 2011	8,999,044	(100,457)
60	Long	U.S. Treasury Notes 10 Year, March 2011	7,247,813	(34,951)
59	Long	KOSPI2 Index, March 2011	7,212,543	453,050
42	Long	Euro-Bobl, March 2011	6,717,654	(132,925)
40	Long	Hang Seng Index, February 2011	5,995,139	(111,245)
64	Long	FTSE 100 Index, March 2011	5,979,881	(8,599)
146	Long	Dow Jones Euro Stoxx 50 Index, March 2011	5,916,920	136,929
53	Long	TOPIX Index, March 2011	5,869,517	190,840
75	Long	U.S. Dollar Index, March 2011	5,839,875	(180,071)
104	Long	CAC40 10 Euro, February 2011	5,704,209	65,203
170	Long	MSCI Taiwan Index, February 2011	5,545,400	57,247
3	Long	JPN 10 Year Bond, March 2011	5,117,690	(4,236)
78	Long	FTSE/JSE top 40, March 2011	3,060,657	(897)
48	Long	MSCI Singapore Index, February 2011	2,821,543	604
81	Long	MEX BOLSA Index, March 2011	2,478,609	(55,886)
8	Long	DAX Index, March 2011	1,943,098	24,814
13	Long	IBEX 35 Index, February 2011	1,920,863	29,190
168	Long	SGX CNX NIFTY Index, February 2011	1,856,232	(78,449)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
10	Long	S&P/TSX 60 Index, March 2011	$1,553,303	$54,905
1	Long	SPI 200, March 2011	117,743	(1,153)
21	Short	S&P/MID Index, March 2011	(3,173,519)	(180,876)
81	Short	E-Mini MSCI Index, March 2011	(4,510,485)	29,842
31	Short	S&P/TSX 60 Index, March 2011	(4,815,239)	(122,735)
31	Short	Euro-Bund, March 2011	(5,251,978)	103,241
70	Short	U.S. Treasury Bonds 20 Year, March 2011	(8,443,750)	423,962
179	Short	S&P 500 E-Mini, March 2011	(11,477,480)	(164,430)
59	Short	U.S. Treasury Notes 2 Year, March 2011	(12,932,063)	(31,468)
138	Short	U.S. Treasury Notes 10 Year, March 2011	(16,669,969)	236,162

		Net Unrealized Appreciation		$582,856

Interest Rate Swap Contracts Open at January 31, 2011:

	NOTIONAL						UNREALIZED
	AMOUNT		FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)		INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)
Bank of America, N.A.		$16,350	3 Month LIBOR	Receive	0.80%	10/28/13	$150,093
Bank of America, N.A.		6,855	3 Month LIBOR	Pay	2.098	10/28/17	(300,797)
Bank of America, N.A.***	EUR	12,521	6 Month EURIBOR	Pay	3.81	11/08/25	(420,521)
Bank of America, N.A.***		$11,974	3 Month LIBOR	Receive	4.828	11/08/25	220,561
Bank of America, N.A.***	EUR	15,533	6 Month EURIBOR	Receive	3.33	11/08/30	438,100
Bank of America, N.A.***		$15,008	3 Month LIBOR	Pay	4.75	11/08/30	(145,278)

			Net Unrealized Depreciation				$(57,842)

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Portfolio of Investments - January 31, 2011 (unaudited) continued

EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Currency Abbreviation:

EUR	Euro.

Zero Coupon Swap Contracts Open at January 31, 2011:

					UNREALIZED
	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	(DEPRECIATION)
Barclays Bank PLC^	$4,320	3 Month LIBOR	Receive	11/15/19	$(502,724)
Barclays Bank PLC^ ^	4,320	3 Month LIBOR	Pay	11/15/19	47,398
Barclays Bank PLC^	3,685	3 Month LIBOR	Receive	11/15/21	(381,435)
JPMorgan Chase Bank N.A. New York^	2,790	3 Month LIBOR	Receive	05/15/21	(311,206)

	Net Unrealized Depreciation				$(1,147,967)

LIBOR	London Interbank Offered Rate.
^	Fund will make the payments of $1,675,253, $1,650,364, and $1,221,824 respectively, on termination date.
^ ^	Fund will receive $1,186,272 on termination date.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Financial Statements

Statement of Assets and Liabilities
January 31, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $453,421,776)	$502,090,376
Investment in affiliate, at value (cost $94,865,983)	95,129,707
Unrealized appreciation on open swap contracts	856,152
Unrealized appreciation on open foreign currency exchange contracts	1,379,235
Cash (foreign currency with a cost of $5,810,319)	5,949,021
Receivable for:
Investments sold	10,249,189
Interest	2,006,416
Variation margin	1,258,637
Dividends	264,666
Shares of beneficial interest sold	264,464
Foreign withholding taxes reclaimed	184,956
Periodic interest on open swap contracts	38,479
Interest and Dividends from affiliates	16,105
Prepaid expenses and other assets	54,516

Total Assets	619,741,919

Liabilities:
Unrealized depreciation on open swap contracts	2,061,961
Unrealized depreciation on open foreign currency exchange contracts	853,334
Payable for:
Investments purchased	20,226,621
Due to broker	664,180
Shares of beneficial interest redeemed	524,185
Transfer agent fee	217,682
Investment advisory fee	187,417
Distribution fee	179,782
Administration fee	40,368
Periodic interest on open swap contracts	34,729
Accrued expenses and other payables	242,205

Total Liabilities	25,232,464

Net Assets	$594,509,455

Composition of Net Assets:
Paid-in-capital	$534,864,324
Net unrealized appreciation	49,045,735
Dividends in excess of net investment income	(3,048,409)
Accumulated undistributed net realized gain	13,647,805

Net Assets	$594,509,455

Class A Shares:
Net Assets	$475,307,977
Shares Outstanding (unlimited shares authorized, $.01 par value)	29,025,501
Net Asset Value Per Share	$16.38

Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$17.29

Class B Shares:
Net Assets	$47,615,190
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,888,226
Net Asset Value Per Share	$16.49

Class C Shares:
Net Assets	$44,404,735
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,726,775
Net Asset Value Per Share	$16.28

Class I Shares:
Net Assets	$27,181,553
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,656,994
Net Asset Value Per Share	$16.40

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Financial Statements continued

Statement of Operations
For the six months ended January 31, 2011 (unaudited)

Net Investment Income:
Income
Dividends (net of $140,087 foreign withholding tax)	$3,070,579
Interest (net of $23,744 foreign withholding tax)	2,941,064
Interest and dividends from affiliates	172,137

Total Income	6,183,780

Expenses
Investment advisory fee	1,270,576
Distribution fee (Class A shares)	594,453
Distribution fee (Class B shares)	269,608
Distribution fee (Class C shares)	216,838
Transfer agent fees and expenses	329,801
Administration fee	242,015
Custodian fees	99,143
Shareholder reports and notices	83,283
Professional fees	70,007
Registration fees	30,579
Trustees’ fees and expenses	19,095
Other	61,521

Total Expenses	3,286,919
Less: rebate from Morgan Stanley affiliates (Note 6)	(74,325)

Net Expenses	3,212,594

Net Investment Income	2,971,186

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	15,305,932
Investments in affiliates	33,329
Futures contracts	7,204,972
Swap contracts	(417,719)
Foreign currency exchange contracts	8,719,438
Foreign currency translation	(3,860,679)

Net Realized Gain	26,985,273

Change in Unrealized Appreciation/Depreciation on:
Investments	33,388,128
Investments in affiliates	(31,251)
Futures contracts	(661,536)
Swap contracts	415,955
Foreign currency exchange contracts	(1,661,334)
Foreign currency translation	165,238

Net Change in Unrealized Appreciation/Depreciation	31,615,200

Net Gain	58,600,473

Net Increase	$61,571,659

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JANUARY 31, 2011	JULY 31, 2010
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,971,186	$6,745,498
Net realized gain	26,985,273	122,393,285
Net change in unrealized appreciation/depreciation	31,615,200	(79,569,479)

Net Increase	61,571,659	49,569,304

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(3,087,668)	(7,592,642)
Class B shares	(116,860)	(595,284)
Class C shares	(127,307)	(368,480)
Class I shares	(268,166)	(504,638)
Net realized gain
Class A shares	(67,021,037)	—
Class B shares	(7,180,925)	—
Class C shares	(6,220,484)	—
Class I shares	(4,887,060)	—

Total Dividends and Distributions	(88,909,507)	(9,061,044)

Net increase (decrease) from transactions in shares of beneficial interest	36,878,184	(70,662,343)

Net Increase (Decrease)	9,540,336	(30,154,083)
Net Assets:
Beginning of period	584,969,119	615,123,202

End of Period
(Including divdends in excess of net investment income of $3,048,409 and $2,419,594, respectively)	$594,509,455	$584,969,119

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Global Strategist Fund (the “Fund”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to maximize the total return on its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended July 31, 2010 remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
2. Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$3,044,032	$2,305,646	$738,386	—
Air Freight & Logistics	642,466	—	642,466	—
Auto Components	1,908,335	943,910	964,425	—
Automobiles	6,592,560	3,266,764	3,325,796	—
Beverages	5,511,932	3,005,773	2,506,159	—
Biotechnology	327,430	—	327,430	—
Building Products	843,143	—	843,143	—
Capital Markets	9,636,375	6,711,686	2,924,689	—
Chemicals	6,243,871	1,938,752	4,305,119	—
Commercial Banks	25,115,842	8,327,783	16,788,059	—
Commercial Services & Supplies	832,172	120,594	711,578	—
Communications Equipment	4,453,810	3,374,506	1,079,304	—
Computers & Peripherals	6,008,030	5,510,447	497,583	—
Construction & Engineering	1,597,153	752,521	844,632	—
Construction Materials	314,526	—	314,526	—
Containers & Packaging	960,305	829,232	131,073	—
Distributors	966,743	836,590	130,153	—
Diversified Consumer Services	28,889	28,889	—	—
Diversified Financial Services	5,314,844	3,698,851	1,615,993	—
Diversified Telecommunication Services	7,265,560	3,439,781	3,825,779	—
Electric Utilities	4,028,086	68,907	3,959,179	—
Electrical Equipment	4,863,941	2,851,558	2,012,383	—
Electronic Equipment, Instruments & Components	4,885,732	3,201,930	1,683,802	—
Energy Equipment & Services	6,462,408	5,567,344	895,064	—
Food & Staples Retailing	6,270,801	2,740,325	3,530,476	—
Food Products	6,206,376	2,631,942	3,574,434	—
Gas Utilities	681,038	1,743	679,295	—

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Health Care Equipment & Supplies	$2,224,093	$1,403,852	$820,241	—
Health Care Providers & Services	3,964,571	3,637,301	327,270	—
Hotels, Restaurants & Leisure	3,100,454	2,233,935	866,519	—
Household Durables	1,638,677	937,181	701,496	—
Household Products	1,350,803	738,941	611,862	—
Independent Power Producers & Energy Traders	873,523	789,866	83,657	—
Industrial Conglomerates	4,387,520	1,998,399	2,389,121	—
Information Technology Services	2,854,270	2,569,713	284,557	—
Insurance	14,274,112	8,641,450	5,632,662	—
Internet & Catalog Retail	3,132,524	3,010,344	122,180	—
Internet Software & Services	4,180,759	4,076,818	103,941	—
Leisure Equipment & Products	129,967	23,680	106,287	—
Life Sciences Tools & Services	32,859	—	32,859	—
Machinery	6,631,972	3,268,755	3,363,217	—
Marine	638,110	—	638,110	—
Media	5,948,745	4,322,404	1,626,341	—
Metals & Mining	19,052,509	10,428,837	8,623,672	—
Multi-Utilities	3,112,203	1,355,478	1,756,725	—
Multiline Retail	585,577	200,287	385,290	—
Office Electronics	1,330,279	421,465	908,814	—
Oil, Gas & Consumable Fuels	35,789,935	26,642,207	9,147,728	—
Paper & Forest Products	1,164,289	734,302	429,987	—
Personal Products	2,810,942	2,070,546	740,396	—
Pharmaceuticals	22,070,481	14,513,197	7,557,284	—
Professional Services	371,928	—	371,928	—
Real Estate Investment Trusts (REITs)	3,499,423	1,867,315	1,632,108	—
Real Estate Management & Development	2,497,531	411,039	2,086,492	—
Road & Rail	8,410,588	6,881,948	1,528,640	—
Semiconductors & Semiconductor Equipment	12,741,629	12,010,460	731,169	—
Software	4,847,654	3,576,277	1,271,377	—
Specialty Retail	2,193,684	1,290,729	902,955	—
Textiles, Apparel & Luxury Goods	3,049,250	1,151,409	1,897,841	—
Tobacco	4,578,596	3,039,357	1,539,239	—
Trading Companies & Distributors	1,762,231	—	1,762,231	—
Transportation Infrastructure	305,052	102,169	202,883	—
Wireless Telecommunication Services	4,115,511	819,774	3,295,737	—

Total Common Stocks	310,658,651	187,324,909	123,333,742	—

Preferred Stocks	5,019,515	4,370,044	649,471	—
Rights	16,379	16,379	—	—
Corporate Bonds	49,205,535	—	49,205,535	—

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Foreign Government Obligations	$70,364,138	$—	$70,364,138	—
Municipal Bonds	578,234	—	578,234	—
U.S. Government Agencies - Mortgage-Backed Securities	16,553,003	—	16,553,003	—
Asset-Backed Securities	1,204,972	—	1,204,972	—
U.S. Government Agencies & Obligations	21,769,184	—	21,769,184	—
Commodity-Linked Security	20,826,251	—	20,826,251	—
Investment Trust	6,423,880	6,423,880	—	—
Investment Company	1,228,832	1,228,832	—	—
Short-Term Investments
U.S. Government Obligation	2,419,121	—	2,419,121	—
Investment Company	90,952,388	90,952,388	—	—

Total Short-Term Investments	93,371,509	90,952,388	2,419,121	—

Foreign Currency Exchange Contracts	1,379,235	—	1,379,235	—
Futures	1,805,989	1,805,989	—	—
Interest Rate Swaps	808,754	—	808,754	—
Zero Coupon Swaps	47,398	—	47,398	—

Total	$601,261,459	$292,122,421	$309,139,038	—

Liabilities:
Foreign Currency Exchange Contracts	$(853,334)	—	$(853,334)	—
Futures	(1,223,133)	$(1,223,133)	—	—
Interest Rate Swaps	(866,596)	—	(866,596)	—
Zero Coupon Swaps	(1,195,365)	—	(1,195,365)	—

Total	$(4,138,428)	$(1,223,133)	$(2,915,295)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of January 31, 2011, securities with a total value of $119,743,936 transferred from Level 1 to Level 2. At January 31, 2011 the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
3. Derivatives
The Fund used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission (“SEC”) rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts  In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract (“currency contracts”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss).

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2011, the value of foreign currency exchange contracts purchased and sold were $871,059,986 and $901,210,652, respectively.

Futures  A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Transactions in futures contracts for the six months ended January 31, 2011, were as follows:

NUMBER OF
CONTRACTS

Futures, outstanding at beginning of the period	2,342
Futures opened	19,220
Futures closed	(19,449)

Futures, outstanding at end of the period	2,113

Swaps  A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

interest rate, foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

The Fund’s use of swaps during the period included those based on the credit of an underlying security and commonly referred to as credit default swaps. Where the Fund is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When the Fund is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with “Due from (to) Broker” on the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210, Balance Sheet (“ASC 210”). For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized gain (loss) on swap agreements on the Statement of Operations.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Transactions in swap contracts for the six months ended January 31, 2011, were as follows:

	NOTIONAL	NOTIONAL
	AMOUNT	AMOUNT
	EUR (000’S)	USD (000’S)
Swaps, outstanding at beginning of period	—	$20,510
Swaps opened	28,054	126,696
Swaps closed	—	(81,904)

Swaps, outstanding at end of period	EUR 28,054	$65,302

FASB ASC 815, Derivatives and Hedging: Overall (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of January 31, 2011.

	ASSET DERIVATIVES			LIABILITY DERIVATIVES
	STATEMENT OF ASSETS			STATEMENT OF ASSETS
PRIMARY RISK EXPOSURE	AND LIABILITIES LOCATION	FAIR VALUE		AND LIABILITIES LOCATION	FAIR VALUE

Interest Rate Risk	Variation margin	$763,365	†	Variation margin	$(218,335)†
	Unrealized appreciation			Unrealized depreciation
	on open swap contracts	856,152		on open swap contracts	(2,061,961)
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	1,379,235		Unrealized depreciation on open foreign currency exchange contracts	(853,334)
Equity Risk	Variation margin	1,042,624	†	Variation margin	(1,004,798)†

		$4,041,376			$(4,138,428)

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation/depreciation by type of derivative contract for the six months ended January 31, 2011 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
		FOREIGN CURRENCY
PRIMARY RISK EXPOSURE	FUTURES	EXCHANGE	SWAPS

Interest Rate Risk	$(750,574)	—	$(52,723)
Credit Risk	—	—	7,456
Foreign Currency Risk	—	$8,719,438	—
Equity Risk	7,955,546	—	(372,452)

Total	$7,204,972	$8,719,438	$(417,719)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
		FOREIGN CURRENCY
PRIMARY RISK EXPOSURE	FUTURES	EXCHANGE	SWAPS

Interest Rate Risk	$879,013	—	$364,307
Credit Risk	—	—	51,648
Foreign Currency Risk	—	$(1,661,334)	—
Equity Risk	(1,540,549)	—	—

Total	$(661,536)	$(1,661,334)	$415,955

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,923,182 at January 31, 2011.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2011, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

The Distributor has informed the Fund that for the six months ended January 31, 2011, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $1,083, $14,194 and $1,657, respectively and received $51,068 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2011, advisory fees paid were reduced by $73,140 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in “interest and dividends from affiliates” in the Statement of Operations and totaled $118,303 for the six months ended January 31, 2011. During the six months ended January 31, 2011, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $113,292,013 and $137,609,010, respectively.

The Fund invested in the Institutional Class of the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio, an open-end management investment company managed by an affiliate of the Adviser. The Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio has a cost basis of approximately $1,300,000 at January 31, 2011. Investment Advisory fees paid by the Fund were reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio. For the six months ended January 31, 2011, advisory fees paid were reduced by approximately $1,185 relating to the Fund’s investment in the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio.

A summary of the Fund’s transactions in shares of the Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio during the year ended December 31, 2010 is as follows:

PURCHASES	SALES	REALIZED GAIN	INCOME	VALUE
$1,300,000	$—	$—	$—	$1,228,832

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2011 aggregated $333,068,522 and

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

$348,000,728, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $90,630,394 and $97,948,292, respectively.

For the six months ended January 31, 2011, the Fund incurred brokerage commissions of $545 with Citigroup, Inc., and its affiliated broker/dealers which are affiliates of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund had the following transactions with Citigroup, Inc., and it’s affiliated broker/dealers which are affiliates of the Investment Adviser, Administrator and Distributor for the six months ended January 31, 2011:

PURCHASES	SALES	REALIZED GAIN	INCOME	VALUE
$509,047	$698,577	$33,329	$53,834	$2,948,486

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At January 31, 2011, the Fund had an accrued pension liability of $69,173, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Associaton (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by subprime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Structured investments are designed to offer a return linked to a particular underlying security, currency or market. Structured investments may come in various forms including notes, warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency or market when direct access to a market is limited or inefficient from a tax or cost standpoint. Investments in structured investments involve risks including counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk because the Fund is relying on the creditworthiness of such counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JANUARY 31, 2011		JULY 31, 2010
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,089,464	$18,860,190	2,666,468	$45,553,257
Conversion from Class B	79,573	1,383,735	213,970	3,668,628
Reinvestment of dividends and distributions	4,315,526	68,314,776	433,251	7,428,957
Redeemed	(2,994,889)	(51,520,495)	(4,994,013)	(85,274,484)

Net increase (decrease) – Class A	2,489,674	37,038,206	(1,680,324)	(28,623,642)

CLASS B SHARES
Sold	95,272	1,660,113	348,022	5,974,962
Conversion from Class A	(79,191)	(1,383,735)	(212,961)	(3,668,628)
Reinvestment of dividends and distributions	439,740	7,013,859	33,064	570,595
Redeemed	(872,618)	(15,238,590)	(2,389,608)	(41,014,879)

Net decrease – Class B	(416,797)	(7,948,353)	(2,221,483)	(38,137,950)

CLASS C SHARES
Sold	148,885	2,609,510	360,587	6,110,412
Reinvestment of dividends and distributions	395,596	6,234,588	21,119	361,046
Redeemed	(220,953)	(3,790,504)	(467,106)	(7,919,714)

Net increase (decrease) – Class C	323,528	5,053,594	(85,400)	(1,448,256)

CLASS I SHARES
Sold	449,039	7,797,826	99,690	1,697,831
Reinvestment of dividends and distributions	273,430	4,336,592	29,110	499,590
Redeemed	(576,941)	(9,399,681)	(272,343)	(4,649,916)

Net increase (decrease) – Class I	145,528	2,734,737	(143,543)	(2,452,495)

Net increase (decrease) in Fund	2,541,933	$36,878,184	(4,130,750)	$(70,662,343)

9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Global Strategist Fund
Notes to Financial Statements - January 31, 2011 (unaudited) continued

As of July 31, 2010, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures and foreign currency exchange contracts, and passive foreign investment companies, capital loss deferrals on straddles and wash sales and book amortization of premiums on debt securities.
10. Expense Offset
The Fund has entered into an arrangement with State Street Bank and Trust Company, (the “Custodian”), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statement of Operations.
11. Accounting Pronouncement
On January 21, 2010, FASB issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Morgan Stanley Global Strategist Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.33		$16.23		$18.07		$20.57		$19.74		$18.31

Income (loss) from investment operations:
Net investment income(1)	0.10		0.21		0.25		0.45		0.50		0.34
Net realized and unrealized gain (loss)	1.69		1.17		(1.74)		(1.23)		2.07		1.40

Total income (loss) from investment operations	1.79		1.38		(1.49)		(0.78)		2.57		1.74

Less dividends and distributions from:
Net investment income	(0.12)		(0.28)		(0.30)		(0.49)		(0.51)		(0.31)
Net realized gain	(2.62)		—		(0.05)		(1.23)		(1.23)		—

Total dividends and distributions	(2.74)		(0.28)		(0.35)		(1.72)		(1.74)		(0.31)

Net asset value, end of period	$16.38		$17.33		$16.23		$18.07		$20.57		$19.74

Total Return(2)	10.89	%(6)	8.52%		(8.06)%		(4.27)%		13.30%		9.60%
Ratios to Average Net Assets(3):
Total expenses	0.96	%(4)(7)	0.91	%(4)	0.95	%(4)	0.90	%(4)	0.92	%(4)	0.93%
Net investment income	1.08	%(4)(7)	1.24	%(4)	1.64	%(4)	2.30	%(4)	2.44	%(4)	1.78%
Rebate from Morgan Stanley affiliate	0.02	%(7)	0.03%		0.02%		0.02%		0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$475,308		$459,742		$457,914		$504,350		$553,395		$483,553
Portfolio turnover rate	68	%(6)	173%		83%		42%		42%		43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.42		$16.30		$18.14		$20.63		$19.79		$18.36

Income (loss) from investment operations:
Net investment income(1)	0.03		0.08		0.14		0.30		0.35		0.19
Net realized and unrealized gain (loss)	1.70		1.18		(1.75)		(1.23)		2.07		1.41

Total income (loss) from investment operations	1.73		1.26		(1.61)		(0.93)		2.42		1.60

Less dividends and distributions from:
Net investment income	(0.04)		(0.14)		(0.18)		(0.33)		(0.35)		(0.17)
Net realized gain	(2.62)		—		(0.05)		(1.23)		(1.23)		—

Total dividends and distributions	(2.66)		(0.14)		(0.23)		(1.56)		(1.58)		(0.17)

Net asset value, end of period	$16.49		$17.42		$16.30		$18.14		$20.63		$19.79

Total Return(2)	10.47	%(6)	7.74%		(8.77)%		(5.02)%		12.50%		8.72%
Ratios to Average Net Assets(3):
Total expenses	1.71	%(4)(7)	1.66	%(4)	1.70	%(4)	1.66	%(4)	1.67	%(4)	1.68%
Net investment income	0.33	%(4)(7)	0.49	%(4)	0.89	%(4)	1.54	%(4)	1.69	%(4)	1.03%
Rebate from Morgan Stanley affiliate	0.02	%(7)	0.03%		0.02%		0.02%		0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$47,615		$57,559		$90,105		$175,410		$276,329		$302,702
Portfolio turnover rate	68	%(6)	173%		83%		42%		42%		43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.24		$16.15		$17.99		$20.48		$19.66		$18.24

Income (loss) from investment operations:
Net investment income(1)	0.03		0.08		0.14		0.30		0.35		0.20
Net realized and unrealized gain (loss)	1.68		1.16		(1.74)		(1.22)		2.06		1.40

Total income (loss) from investment operations	1.71		1.24		(1.60)		(0.92)		2.41		1.60

Less dividends and distributions from:
Net investment income	(0.05)		(0.15)		(0.19)		(0.34)		(0.36)		(0.18)
Net realized gain	(2.62)		—		(0.05)		(1.23)		(1.23)		—

Total dividends and distributions	(2.67)		(0.15)		(0.24)		(1.57)		(1.59)		(0.18)

Net asset value, end of period	$16.28		$17.24		$16.15		$17.99		$20.48		$19.66

Total Return(2)	10.40	%(7)	7.76%		(8.78)%		(4.94)%		12.47%		8.79%
Ratios to Average Net Assets(3):
Total expenses	1.71	%(4)(8)	1.66	%(4)	1.70	%(4)	1.64	%(4)(5)	1.64	%(4)	1.64%
Net investment income	0.33	%(4)(8)	0.49	%(4)	0.89	%(4)	1.56	%(4)(5)	1.72	%(4)	1.07%
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.03%		0.02%		0.02%		0.00	%(6)	—
Supplemental Data:
Net assets, end of period, in thousands	$44,405		$41,439		$40,203		$44,664		$48,192		$39,887
Portfolio turnover rate	68	%(7)	173%		83%		42%		42%		43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been 1.65% and 1.55%, respectively.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2011		2010		2009		2008		2007		2006
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.35		$16.25		$18.10		$20.59		$19.76		$18.34

Income (loss) from investment operations:
Net investment income(1)	0.12		0.25		0.29		0.51		0.55		0.39
Net realized and unrealized gain (loss)	1.69		1.17		(1.75)		(1.23)		2.07		1.39

Total income (loss) from investment operations	1.81		1.42		(1.46)		(0.72)		2.62		1.78

Less dividends and distributions from:
Net investment income	(0.14)		(0.32)		(0.34)		(0.54)		(0.56)		(0.36)
Net realized gain	(2.62)		—		(0.05)		(1.23)		(1.23)		—

Total dividends and distributions	(2.76)		(0.32)		(0.39)		(1.77)		(1.79)		(0.36)

Net asset value, end of period	$16.40		$17.35		$16.25		$18.10		$20.59		$19.76

Total Return(2)	10.94	%(6)	8.84%		(7.86)%		(4.02)%		13.62%		9.80%
Ratios to Average Net Assets(3):
Total expenses	0.71	%(4)(7)	0.66	%(4)	0.70	%(4)	0.66	%(4)	0.67	%(4)	0.68%
Net investment income	1.33	%(4)(7)	1.49	%(4)	1.89	%(4)	2.54	%(4)	2.69	%(4)	2.03%
Rebate from Morgan Stanley affiliate	0.02	%(7)	0.03%		0.02%		0.02%		0.00	%(5)	—
Supplemental Data:
Net assets, end of period, in thousands	$27,182		$26,228		$26,901		$27,823		$66,753		$58,521
Portfolio turnover rate	68	%(6)	173%		83%		42%		42%		43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Global Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Global Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Global Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit The Use Of Certain Personal Information About You By Our Affiliated Companies For Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us An Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 6 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center 201 Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in

Morgan Stanley Global Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.	What If An Affiliated Company Becomes A Nonaffiliated Third Party?
If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley Global Strategist Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice To Residents Of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Sara Furber
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121-9886

Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2011 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Global Strategist Fund

Semiannual
Report

January 31, 2011

SRTSAN
IU11-00576P-Y01/11

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Strategist Fund

/s/ Sara Furber Sara Furber
Principal Executive Officer
March 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber Sara Furber
Principal Executive Officer
March 22, 2011

/s/ Francis Smith Francis Smith
Principal Financial Officer
March 22, 2011

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